Quarterly Holdings Report
for

Strategic Advisers® Short Duration Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

February 28, 2021

ASD-QTLY-0421
1.934462.109

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.6%
	Principal Amount	Value
COMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.4%
NTT Finance Corp.:
0.373% 3/3/23 (a)	$5,265,000	$5,265,786
0.583% 3/1/24 (a)	2,184,000	2,182,106
SBA Tower Trust 3.448% 3/15/48 (a)	880,000	932,188
Verizon Communications, Inc.:
3 month U.S. LIBOR + 1.000% 1.2193% 3/16/22 (b)(c)	15,233,000	15,384,531
0.85% 11/20/25	710,000	699,665
5.15% 9/15/23	625,000	697,456
		25,161,732
Entertainment - 0.1%
The Walt Disney Co. 3% 9/15/22	4,273,000	4,447,214
Interactive Media & Services - 0.0%
Baidu.com, Inc. 3.5% 11/28/22	780,000	813,638
Media - 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	3,590,000	3,756,497
4.908% 7/23/25	2,145,000	2,448,673
Comcast Corp. 3.1% 4/1/25	355,000	384,163
COX Communications, Inc.:
2.95% 6/30/23 (a)	590,000	619,462
3.15% 8/15/24 (a)	1,600,000	1,721,224
Fox Corp.:
3.05% 4/7/25	185,000	198,767
3.666% 1/25/22	260,000	267,761
4.03% 1/25/24	305,000	333,459
RELX Capital, Inc. 3.5% 3/16/23	575,000	608,728
TWDC Enterprises 18 Corp. 3 month U.S. LIBOR + 0.390% 0.6205% 3/4/22 (b)(c)	5,000,000	5,015,825
WPP Finance 2010 3.625% 9/7/22	310,000	324,039
		15,678,598
Wireless Telecommunication Services - 0.1%
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.849% 4/15/23	1,900,000	2,030,137
Rogers Communications, Inc. 3 month U.S. LIBOR + 0.600% 0.8358% 3/22/22 (b)(c)	5,520,000	5,552,273
T-Mobile U.S.A., Inc. 3.5% 4/15/25 (a)	1,005,000	1,086,636
Vodafone Group PLC 3.75% 1/16/24	770,000	839,898
		9,508,944

TOTAL COMMUNICATION SERVICES		55,610,126

CONSUMER DISCRETIONARY - 1.7%
Automobiles - 1.1%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.150% 0.3324% 2/22/23 (b)(c)	3,342,000	3,343,664
3 month U.S. LIBOR + 0.290% 0.52% 12/10/21 (b)(c)	5,000,000	5,009,642
0.4% 10/21/22	2,775,000	2,778,291
BMW U.S. Capital LLC:
3 month U.S. LIBOR + 0.410% 0.6344% 4/12/21 (a)(b)(c)	11,110,000	11,116,706
3 month U.S. LIBOR + 0.500% 0.6976% 8/13/21 (a)(b)(c)	830,000	831,730
2% 4/11/21 (a)	1,500,000	1,500,675
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.840% 1.0323% 5/4/23 (a)(b)(c)	3,240,000	3,278,618
3 month U.S. LIBOR + 0.900% 1.0938% 2/15/22 (a)(b)(c)	5,000,000	5,038,063
1.75% 3/10/23 (a)	1,800,000	1,842,837
General Motors Co.:
4.875% 10/2/23	730,000	803,863
5.4% 10/2/23	1,130,000	1,259,661
General Motors Financial Co., Inc.:
3 month U.S. LIBOR + 0.850% 1.0748% 4/9/21 (b)(c)	5,628,000	5,632,111
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.200% 1.2357% 11/17/23 (b)(c)	5,000,000	5,061,164
2.9% 2/26/25	1,880,000	1,996,976
3.2% 7/6/21	510,000	513,668
4.2% 11/6/21	370,000	379,518
Harley-Davidson Financial Services, Inc.:
3 month U.S. LIBOR + 0.940% 1.1676% 3/2/21 (a)(b)(c)	995,000	995,000
2.55% 6/9/22 (a)	375,000	382,810
4.05% 2/4/22 (a)	1,210,000	1,248,987
Nissan Motor Acceptance Corp.:
2.6% 9/28/22 (a)	585,000	601,285
3.65% 9/21/21 (a)	580,000	589,562
Nissan Motor Co. Ltd. 3.043% 9/15/23 (a)	985,000	1,035,596
Volkswagen Group of America Finance LLC:
0.75% 11/23/22 (a)	10,620,000	10,667,268
0.875% 11/22/23 (a)	590,000	593,238
2.5% 9/24/21 (a)	1,805,000	1,826,789
2.7% 9/26/22 (a)	650,000	672,279
2.9% 5/13/22 (a)	2,663,000	2,741,036
3.125% 5/12/23 (a)	355,000	374,130
		72,115,167
Hotels, Restaurants & Leisure - 0.1%
Marriott International, Inc.:
2.3% 1/15/22	90,000	91,011
3.125% 2/15/23	290,000	299,640
3.6% 4/15/24	150,000	160,411
Starbucks Corp.:
1.3% 5/7/22	1,195,000	1,208,271
2.7% 6/15/22	435,000	446,979
		2,206,312
Household Durables - 0.0%
Panasonic Corp. 2.536% 7/19/22 (a)	785,000	803,351
Internet & Direct Marketing Retail - 0.1%
Expedia, Inc. 3.6% 12/15/23 (a)	1,270,000	1,355,749
JD.com, Inc. 3.125% 4/29/21	2,645,000	2,657,398
QVC, Inc. 4.375% 3/15/23	1,170,000	1,225,341
The Booking Holdings, Inc. 4.1% 4/13/25	830,000	924,624
		6,163,112
Leisure Products - 0.0%
Hasbro, Inc.:
2.6% 11/19/22	885,000	914,913
3% 11/19/24	1,190,000	1,275,076
		2,189,989
Specialty Retail - 0.3%
AutoZone, Inc. 3.625% 4/15/25	485,000	533,296
O'Reilly Automotive, Inc. 3.8% 9/1/22	385,000	399,352
Ross Stores, Inc.:
0.875% 4/15/26	450,000	442,454
4.6% 4/15/25	2,310,000	2,622,580
The Home Depot, Inc. 3 month U.S. LIBOR + 0.310% 0.5354% 3/1/22 (b)(c)	14,500,000	14,535,667
TJX Companies, Inc. 3.5% 4/15/25	770,000	844,560
		19,377,909
Textiles, Apparel & Luxury Goods - 0.1%
Ralph Lauren Corp. 1.7% 6/15/22	225,000	228,904
VF Corp. 2.05% 4/23/22	6,772,000	6,903,450
		7,132,354

TOTAL CONSUMER DISCRETIONARY		109,988,194

CONSUMER STAPLES - 0.7%
Beverages - 0.1%
Diageo Capital PLC 1.375% 9/29/25	680,000	692,107
Molson Coors Beverage Co. 3.5% 5/1/22	3,209,000	3,319,467
		4,011,574
Food & Staples Retailing - 0.1%
7-Eleven, Inc.:
3 month U.S. LIBOR + 0.450% 0.6454% 8/10/22 (a)(b)(c)	300,000	300,353
0.625% 2/10/23 (a)	1,072,000	1,073,900
0.8% 2/10/24 (a)	1,448,000	1,449,221
Prosperous Ray Ltd. 4.625% 11/12/23 (Reg. S)	1,200,000	1,303,680
Walgreen Co. 3.1% 9/15/22	435,000	452,565
		4,579,719
Food Products - 0.3%
Archer Daniels Midland Co. 2.75% 3/27/25	285,000	305,641
Bunge Ltd. Finance Corp.:
3% 9/25/22	2,775,000	2,871,723
4.35% 3/15/24	130,000	143,307
Cargill, Inc. 1.375% 7/23/23 (a)	630,000	645,227
China Mengniu Dairy Co. Ltd. 1.875% 6/17/25 (Reg. S)	2,004,000	1,996,485
General Mills, Inc. 3 month U.S. LIBOR + 0.540% 0.7634% 4/16/21 (b)(c)	6,229,000	6,233,126
Mondelez International, Inc.:
0.625% 7/1/22	6,350,000	6,374,551
2.125% 4/13/23	2,351,000	2,432,705
		21,002,765
Tobacco - 0.2%
BAT International Finance PLC 1.668% 3/25/26	885,000	887,169
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (a)	235,000	250,194
3.5% 2/11/23 (a)	1,400,000	1,461,540
3.75% 7/21/22 (a)	3,120,000	3,235,967
Philip Morris International, Inc. 1.125% 5/1/23	9,481,000	9,637,336
		15,472,206

TOTAL CONSUMER STAPLES		45,066,264

ENERGY - 1.1%
Energy Equipment & Services - 0.0%
Schlumberger Finance Canada Ltd. 1.4% 9/17/25	290,000	292,215
Schlumberger Holdings Corp.:
3.75% 5/1/24 (a)	1,515,000	1,641,975
4% 12/21/25 (a)	375,000	419,801
		2,353,991
Oil, Gas & Consumable Fuels - 1.1%
Aker BP ASA:
3% 1/15/25 (a)	995,000	1,030,672
4.75% 6/15/24 (a)	980,000	1,012,360
Canadian Natural Resources Ltd. 2.05% 7/15/25	1,430,000	1,463,861
Cenovus Energy, Inc.:
3% 8/15/22	1,725,000	1,769,264
3.8% 9/15/23	505,000	533,574
Cheniere Corpus Christi Holdings LLC:
5.875% 3/31/25	1,470,000	1,693,740
7% 6/30/24	1,625,000	1,885,476
Chevron Corp.:
3 month U.S. LIBOR + 0.480% 0.712% 3/3/22 (b)(c)	4,700,000	4,722,582
1.141% 5/11/23	4,174,000	4,247,808
Diamondback Energy, Inc.:
2.875% 12/1/24	2,720,000	2,880,077
4.75% 5/31/25	1,080,000	1,216,892
Enbridge, Inc. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.400% 0.4267% 2/17/23 (b)(c)	1,892,000	1,896,043
Energy Transfer Partners LP:
2.9% 5/15/25	255,000	267,441
4.2% 9/15/23	280,000	301,556
4.25% 3/15/23	855,000	905,978
4.9% 2/1/24	245,000	268,211
5.875% 1/15/24	2,375,000	2,666,811
Eni SpA 4% 9/12/23 (a)	930,000	1,006,263
Enterprise Products Operating LP:
2.85% 4/15/21	3,000,000	3,002,796
3.5% 2/1/22	1,050,000	1,080,189
EOG Resources, Inc. 2.625% 3/15/23	291,000	303,119
EQT Corp. 3% 10/1/22	2,275,000	2,288,548
Gray Oak Pipeline LLC:
2% 9/15/23 (a)	120,000	121,844
2.6% 10/15/25 (a)	385,000	393,726
Kinder Morgan Energy Partners LP 3.95% 9/1/22	135,000	140,809
Marathon Oil Corp. 2.8% 11/1/22	653,000	671,637
MPLX LP 3 month U.S. LIBOR + 1.100% 1.3304% 9/9/22 (b)(c)	1,683,000	1,684,145
Occidental Petroleum Corp. 2.6% 8/13/21	990,000	987,525
Phillips 66 Co. 3 month U.S. LIBOR + 0.620% 0.8138% 2/15/24 (b)(c)	10,000,000	10,023,811
Pioneer Natural Resources Co. 0.75% 1/15/24	610,000	608,413
Reliance Industries Ltd. 5.4% 2/14/22 (Reg. S)	1,700,000	1,773,117
Sabine Pass Liquefaction LLC:
5.625% 4/15/23 (b)	1,345,000	1,465,558
6.25% 3/15/22	2,495,000	2,605,027
Saudi Arabian Oil Co. 2.75% 4/16/22 (a)	1,815,000	1,851,300
Suncor Energy, Inc. 2.8% 5/15/23	975,000	1,022,930
Sunoco Logistics Partner Operations LP:
3.45% 1/15/23	110,000	114,502
4.25% 4/1/24	70,000	75,818
4.4% 4/1/21	765,000	765,253
The Williams Companies, Inc.:
3.35% 8/15/22	200,000	206,790
3.7% 1/15/23	2,205,000	2,316,609
4.3% 3/4/24	305,000	333,524
Valero Energy Corp.:
1.2% 3/15/24	715,000	721,130
2.7% 4/15/23	1,430,000	1,490,746
3.65% 3/15/25	245,000	265,478
Western Gas Partners LP 4% 7/1/22	1,800,000	1,836,000
		67,918,953

TOTAL ENERGY		70,272,944

FINANCIALS - 12.6%
Banks - 7.2%
Abbey National PLC 2.1% 1/13/23	1,255,000	1,295,178
ABN AMRO Bank NV 3 month U.S. LIBOR + 0.570% 0.7598% 8/27/21 (a)(b)(c)	10,813,000	10,840,357
Banco Bilbao Vizcaya Argentaria SA 0.875% 9/18/23	1,800,000	1,814,710
Banco del Estado de Chile 2.704% 1/9/25 (a)	665,000	699,705
Banco Santander Mexico SA 4.125% 11/9/22 (Reg. S)	1,750,000	1,836,406
Bank Ireland Group PLC 4.5% 11/25/23 (a)	2,455,000	2,683,511
Bank of America Corp.:
3 month U.S. LIBOR + 0.650% 0.901% 6/25/22 (b)(c)	10,000,000	10,020,331
0.81% 10/24/24 (b)	755,000	760,721
3.124% 1/20/23 (b)	20,000,000	20,477,162
3.3% 1/11/23	1,445,000	1,525,880
Bank of Montreal:
3 month U.S. LIBOR + 0.400% 0.63% 9/10/21 (b)(c)	5,000,000	5,009,986
3 month U.S. LIBOR + 0.460% 0.6845% 4/13/21 (b)(c)	960,000	960,558
3 month U.S. LIBOR + 0.570% 0.821% 3/26/22 (b)(c)	5,000,000	5,030,651
Bank of Nova Scotia 0.8% 6/15/23	7,000,000	7,067,925
Banque Federative du Credit Mutuel SA:
0.65% 2/27/24 (a)	860,000	859,840
1.96% 7/21/21 (a)	5,000,000	5,030,708
2.125% 11/21/22 (a)	1,415,000	1,458,700
2.5% 4/13/21 (a)	5,000,000	5,012,952
Barclays Bank PLC 1.7% 5/12/22	1,790,000	1,817,241
Barclays PLC 4.61% 2/15/23 (b)	10,000,000	10,381,796
BBVA U.S.A. 3 month U.S. LIBOR + 0.730% 0.9506% 6/11/21 (b)(c)	11,700,000	11,714,414
BNP Paribas SA:
3 month U.S. LIBOR + 0.390% 0.5826% 8/7/21 (a)(b)(c)	5,000,000	5,007,514
3.5% 3/1/23 (a)	10,000,000	10,595,777
BPCE SA:
3 month U.S. LIBOR + 0.300% 0.5338% 1/14/22 (a)(b)(c)	5,000,000	5,011,637
3 month U.S. LIBOR + 1.220% 1.4024% 5/22/22 (a)(b)(c)	1,605,000	1,623,730
5.7% 10/22/23 (a)	1,960,000	2,201,117
Canadian Imperial Bank of Commerce 0.95% 6/23/23	7,200,000	7,282,548
Capital One Bank NA 2.014% 1/27/23 (b)	7,000,000	7,101,701
Capital One NA 2.15% 9/6/22	1,370,000	1,405,550
Citibank NA 3 month U.S. LIBOR + 0.600% 0.7824% 5/20/22 (b)(c)	8,000,000	8,009,856
Citigroup, Inc.:
3 month U.S. LIBOR + 1.190% 1.3919% 8/2/21 (b)(c)	9,500,000	9,545,714
3 month U.S. LIBOR + 1.380% 1.6201% 3/30/21 (b)(c)	10,000,000	10,011,528
2.312% 11/4/22 (b)	16,290,000	16,488,869
2.9% 12/8/21	1,495,000	1,522,365
Credit Agricole SA 3 month U.S. LIBOR + 1.020% 1.2378% 4/24/23 (a)(b)(c)	675,000	685,815
Credit Suisse Group Funding Guernsey Ltd.:
3 month U.S. LIBOR + 2.290% 2.5134% 4/16/21 (b)(c)	6,250,000	6,267,564
3.45% 4/16/21	15,000,000	15,056,700
Danske Bank A/S:
1.226% 6/22/24 (a)	1,610,000	1,631,142
3.001% 9/20/22 (a)(b)	1,475,000	1,493,451
5% 1/12/22 (a)	1,050,000	1,089,719
Fifth Third Bancorp 1.625% 5/5/23	10,625,000	10,892,086
First Niagara Financial Group, Inc. 7.25% 12/15/21	515,000	542,408
HSBC Holdings PLC:
1.645% 4/18/26 (b)	850,000	859,567
2.099% 6/4/26 (b)	1,840,000	1,897,144
3.262% 3/13/23 (b)	3,300,000	3,397,776
3.803% 3/11/25 (b)	425,000	461,409
ING Groep NV 3 month U.S. LIBOR + 1.150% 1.401% 3/29/22 (b)(c)	735,000	743,063
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 1.100% 1.3254% 6/7/21 (b)(c)	11,083,000	11,105,049
2.083% 4/22/26 (b)	1,870,000	1,941,817
2.776% 4/25/23 (b)	5,200,000	5,340,582
3.514% 6/18/22 (b)	5,000,000	5,047,389
KeyBank NA:
3 month U.S. LIBOR + 0.660% 0.865% 2/1/22 (b)(c)	8,128,000	8,172,655
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.340% 0.37% 1/3/24 (b)(c)	6,000,000	6,011,187
Lloyds Bank PLC:
3 month U.S. LIBOR + 0.490% 0.6826% 5/7/21 (b)(c)	9,000,000	9,007,470
3.3% 5/7/21	2,649,000	2,663,728
Lloyds Banking Group PLC:
1.326% 6/15/23 (b)	1,803,000	1,821,497
3% 1/11/22	5,000,000	5,114,207
4.5% 11/4/24	480,000	536,401
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.650% 0.8653% 7/26/21 (b)(c)	6,519,000	6,534,988
3 month U.S. LIBOR + 0.700% 0.9254% 3/7/22 (b)(c)	10,000,000	10,062,273
3 month U.S. LIBOR + 0.740% 0.9676% 3/2/23 (b)(c)	1,623,000	1,638,484
3 month U.S. LIBOR + 0.920% 1.1024% 2/22/22 (b)(c)	840,000	846,816
2.998% 2/22/22	5,000,000	5,130,324
3.218% 3/7/22	1,090,000	1,121,780
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.940% 1.1298% 2/28/22 (b)(c)	5,000,000	5,042,772
3 month U.S. LIBOR + 1.140% 1.3595% 9/13/21 (b)(c)	17,000,000	17,098,668
National Bank of Canada 0.9% 8/15/23 (b)	7,000,000	7,051,075
NatWest Markets PLC 2.375% 5/21/23 (a)	1,525,000	1,587,742
Nordea Bank ABP 4.875% 5/13/21 (a)	710,000	716,241
PNC Bank NA:
1.743% 2/24/23 (b)	4,078,000	4,131,870
2.028% 12/9/22 (b)	7,000,000	7,092,295
QNB Finance Ltd.:
2.625% 5/12/25 (Reg. S)	500,000	521,406
3.5% 3/28/24 (Reg. S)	1,000,000	1,068,125
Rabobank Nederland 3.95% 11/9/22	1,370,000	1,446,949
Rabobank Nederland New York Branch 3 month U.S. LIBOR + 0.830% 1.0548% 1/10/22 (b)(c)	5,000,000	5,036,832
Royal Bank of Canada U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.450% 0.4929% 10/26/23 (b)(c)	15,000,000	15,075,199
Royal Bank of Scotland Group PLC:
3.875% 9/12/23	1,085,000	1,171,009
6% 12/19/23	635,000	720,379
Santander Holdings U.S.A., Inc. 4.45% 12/3/21	7,000,000	7,191,918
Societe Generale 2.625% 10/16/24 (a)	365,000	384,346
Standard Chartered PLC:
3 month U.S. LIBOR + 1.150% 1.374% 1/20/23 (a)(b)(c)	910,000	919,918
0.991% 1/12/25 (a)(b)	375,000	374,587
1.319% 10/14/23 (a)(b)	200,000	201,832
2.744% 9/10/22 (a)(b)	1,495,000	1,511,597
3.885% 3/15/24 (a)(b)	365,000	387,533
3.95% 1/11/23 (a)	405,000	425,931
Sumitomo Mitsui Financial Group, Inc.:
3 month U.S. LIBOR + 1.140% 1.3634% 10/19/21 (b)(c)	6,500,000	6,545,362
3 month U.S. LIBOR + 1.680% 1.9104% 3/9/21 (b)(c)	3,000,000	3,001,038
2.934% 3/9/21	10,000,000	10,005,385
Swedbank AB:
0.6% 9/25/23 (a)	500,000	500,960
1.3% 6/2/23 (a)	1,150,000	1,171,382
Synchrony Bank 3% 6/15/22	10,395,000	10,703,665
Synovus Bank 2.289% 2/10/23 (b)	1,237,000	1,251,499
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.530% 0.7554% 12/1/22 (b)(c)	5,000,000	5,037,800
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.480% 0.5222% 1/27/23 (b)(c)	5,000,000	5,026,650
0.25% 1/6/23	4,000,000	3,996,756
0.75% 6/12/23	5,000,000	5,047,784
U.S. Bancorp 3% 3/15/22	1,530,000	1,570,226
Wells Fargo & Co.:
1.654% 6/2/24 (b)	5,935,000	6,083,489
2.188% 4/30/26 (b)	840,000	874,792
3.5% 3/8/22	123,000	127,061
Wells Fargo Bank NA 2.082% 9/9/22 (b)	1,105,000	1,115,191
Zions Bancorp NA 3.5% 8/27/21	5,000,000	5,075,975
		465,514,368
Capital Markets - 2.7%
Credit Suisse AG:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.450% 0.4892% 2/4/22 (b)(c)	5,310,000	5,322,797
0.495% 2/2/24	810,000	809,535
1% 5/5/23	6,590,000	6,677,290
2.1% 11/12/21	8,156,000	8,260,657
2.8% 4/8/22	2,340,000	2,404,476
Credit Suisse Group AG 3.574% 1/9/23 (a)	650,000	666,893
Deutsche Bank AG New York Branch:
3.3% 11/16/22	7,072,000	7,373,741
3.375% 5/12/21	125,000	125,656
4.25% 10/14/21	1,260,000	1,287,825
5% 2/14/22	10,000,000	10,404,800
E*TRADE Financial Corp. 2.95% 8/24/22	2,362,000	2,445,404
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 1.360% 1.5778% 4/23/21 (b)(c)	10,000,000	10,008,006
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.540% 0.5757% 11/17/23 (b)(c)	10,000,000	10,036,155
2.876% 10/31/22 (b)	520,000	528,413
2.905% 7/24/23 (b)	10,000,000	10,336,906
3% 4/26/22	1,505,000	1,510,884
3.5% 4/1/25	1,005,000	1,099,168
5.75% 1/24/22	1,800,000	1,887,573
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 1.1524% 7/22/22 (b)(c)	4,040,000	4,053,368
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.700% 0.742% 1/20/23 (b)(c)	5,000,000	5,020,187
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.830% 0.8929% 6/10/22 (b)(c)	5,000,000	5,008,800
0.529% 1/25/24 (b)	3,994,000	3,996,035
0.56% 11/10/23 (b)	6,170,000	6,178,575
2.625% 11/17/21	15,989,000	16,255,050
2.75% 5/19/22	1,095,000	1,127,338
5.5% 7/28/21	10,000,000	10,209,493
NASDAQ, Inc. 0.445% 12/21/22	2,417,000	2,418,028
State Street Corp. 2.825% 3/30/23 (b)	603,000	619,787
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 0.635% 11/1/21 (b)(c)	7,500,000	7,516,891
UBS AG London Branch:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.360% 0.3957% 2/9/24 (a)(b)(c)	10,000,000	10,025,800
1.75% 4/21/22 (a)	7,525,000	7,644,991
UBS Group AG:
3 month U.S. LIBOR + 1.220% 1.3953% 5/23/23 (a)(b)(c)	880,000	891,035
3 month U.S. LIBOR + 1.780% 2.0138% 4/14/21 (a)(b)(c)	5,000,000	5,010,870
1.008% 7/30/24 (a)(b)	7,118,000	7,178,658
		174,341,085
Consumer Finance - 1.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.95% 2/1/22	1,070,000	1,098,700
4.125% 7/3/23	210,000	223,374
4.45% 12/16/21	1,395,000	1,431,640
4.5% 9/15/23	1,095,000	1,182,386
4.875% 1/16/24	490,000	534,798
American Express Co.:
3 month U.S. LIBOR + 0.600% 0.7951% 11/5/21 (b)(c)	6,750,000	6,772,134
2.65% 12/2/22	9,500,000	9,884,700
2.75% 5/20/22	5,000,000	5,139,715
3.375% 5/17/21	1,500,000	1,505,768
Capital One Financial Corp.:
3.2% 1/30/23	8,016,000	8,420,306
3.5% 6/15/23	555,000	593,223
3.9% 1/29/24	505,000	549,332
Ford Motor Credit Co. LLC:
3.47% 4/5/21	415,000	415,656
3.813% 10/12/21	495,000	500,858
5.875% 8/2/21	290,000	294,988
Hyundai Capital America:
0.8% 1/8/24 (a)	660,000	655,771
2.375% 2/10/23 (a)	1,925,000	1,985,274
2.45% 6/15/21 (a)	755,000	759,437
2.85% 11/1/22 (a)	511,000	528,469
3% 6/20/22 (a)	1,060,000	1,092,088
3.95% 2/1/22 (a)	1,315,000	1,354,492
John Deere Capital Corp.:
3 month U.S. LIBOR + 0.240% 0.4595% 3/12/21 (b)(c)	5,000,000	5,000,468
3 month U.S. LIBOR + 0.260% 0.49% 9/10/21 (b)(c)	5,000,000	5,006,292
PACCAR Financial Corp. 0.8% 6/8/23	445,000	449,325
Synchrony Financial:
2.85% 7/25/22	3,473,000	3,577,615
4.25% 8/15/24	895,000	982,643
Toyota Motor Credit Corp.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.300% 0.33% 6/13/22 (b)(c)	5,450,000	5,462,044
0.45% 7/22/22	7,207,000	7,230,445
1.15% 5/26/22	5,000,000	5,054,992
		77,686,933
Diversified Financial Services - 0.3%
AIG Global Funding:
3 month U.S. LIBOR + 0.460% 0.711% 6/25/21 (a)(b)(c)	4,293,000	4,299,187
2.3% 7/1/22 (a)	1,528,000	1,567,770
3.35% 6/25/21 (a)	770,000	777,654
Athene Global Funding 0.95% 1/8/24 (a)	3,469,000	3,475,753
BP Capital Markets America, Inc.:
2.937% 4/6/23	700,000	737,540
4.742% 3/11/21	5,000,000	5,005,312
Brixmor Operating Partnership LP 3.25% 9/15/23	1,355,000	1,434,836
CNH Industrial Capital LLC 3.875% 10/15/21	1,325,000	1,352,146
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (a)	435,000	454,765
5.25% 8/15/22 (a)	880,000	919,725
		20,024,688
Insurance - 1.2%
AIA Group Ltd. 3 month U.S. LIBOR + 0.520% 0.7586% 9/20/21 (a)(b)(c)	6,046,000	6,042,010
American International Group, Inc.:
2.5% 6/30/25	1,000,000	1,057,219
4.875% 6/1/22	675,000	712,472
Aon Corp. 2.2% 11/15/22	1,592,000	1,641,844
Equitable Financial Life Global Funding 0.5% 11/17/23 (a)	5,000,000	5,004,950
Lincoln National Corp. 4% 9/1/23	270,000	293,093
MassMutual Global Funding II 0.85% 6/9/23 (a)	10,000,000	10,111,143
Metropolitan Life Global Funding I:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.570% 0.6204% 1/13/23 (a)(b)(c)	6,940,000	6,985,387
0.9% 6/8/23 (a)	4,918,000	4,973,549
Metropolitan Tower Global Funding:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.550% 0.5981% 1/17/23 (a)(b)(c)	5,000,000	5,033,082
0.55% 7/13/22 (a)	6,000,000	6,022,668
New York Life Global Funding:
3 month U.S. LIBOR + 0.280% 0.5048% 1/10/23 (a)(b)(c)	6,945,000	6,961,859
3 month U.S. LIBOR + 0.320% 0.5126% 8/6/21 (a)(b)(c)	4,942,000	4,948,339
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.220% 0.28% 2/2/23 (a)(b)(c)	10,000,000	10,004,200
1.1% 5/5/23 (a)	725,000	736,320
Protective Life Global Funding 3 month U.S. LIBOR + 0.520% 0.771% 6/28/21 (a)(b)(c)	2,000,000	2,003,375
Trinity Acquisition PLC 3.5% 9/15/21	650,000	658,201
		73,189,711
Thrifts & Mortgage Finance - 0.0%
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. 3.72% 7/15/43 (a)	370,000	385,600
Nationwide Building Society:
3.622% 4/26/23 (a)(b)	1,035,000	1,070,585
3.766% 3/8/24 (a)(b)	500,000	530,617
		1,986,802

TOTAL FINANCIALS		812,743,587

HEALTH CARE - 1.4%
Biotechnology - 0.4%
AbbVie, Inc.:
3 month U.S. LIBOR + 0.650% 0.8324% 11/21/22 (b)(c)	7,100,000	7,155,590
2.15% 11/19/21	11,244,000	11,384,275
2.3% 5/14/21	850,000	851,904
2.6% 11/21/24	3,500,000	3,721,336
3.2% 11/6/22	170,000	177,170
3.25% 10/1/22	850,000	881,442
3.45% 3/15/22	615,000	631,299
Baxalta, Inc. 3.6% 6/23/22	265,000	274,817
Gilead Sciences, Inc. 0.75% 9/29/23	2,070,000	2,074,812
Nutrition & Biosciences, Inc. 0.697% 9/15/22 (a)	582,000	584,498
		27,737,143
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co.:
2.894% 6/6/22	5,464,000	5,621,465
3.363% 6/6/24	1,215,000	1,312,245
3.734% 12/15/24	285,000	313,427
Stryker Corp. 0.6% 12/1/23	325,000	325,414
		7,572,551
Health Care Providers & Services - 0.3%
Anthem, Inc. 2.375% 1/15/25	410,000	431,660
Cardinal Health, Inc.:
2.616% 6/15/22	115,000	117,918
3.079% 6/15/24	695,000	742,513
3.2% 3/15/23	875,000	921,085
3.5% 11/15/24	1,180,000	1,282,094
Cigna Corp.:
3% 7/15/23	715,000	754,900
3.75% 7/15/23	738,000	794,090
3.9% 2/15/22	585,000	604,356
CommonSpirit Health 1.547% 10/1/25	670,000	678,055
CVS Health Corp.:
2.625% 8/15/24	335,000	356,228
3.35% 3/9/21	10,000,000	10,005,600
3.7% 3/9/23	369,000	392,605
Humana, Inc.:
2.9% 12/15/22	160,000	166,248
3.15% 12/1/22	315,000	327,562
3.85% 10/1/24	610,000	669,757
4.5% 4/1/25	1,205,000	1,363,289
PeaceHealth Obligated Group 1.375% 11/15/25	190,000	191,843
		19,799,803
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 4.133% 3/25/25	385,000	430,814
Pharmaceuticals - 0.6%
Bayer U.S. Finance II LLC 3 month U.S. LIBOR + 0.630% 0.881% 6/25/21 (a)(b)(c)	17,180,000	17,204,122
Bristol-Myers Squibb Co.:
2.75% 2/15/23	605,000	632,542
3.25% 2/20/23	185,000	195,308
3.55% 8/15/22	600,000	628,019
EMD Finance LLC 2.95% 3/19/22 (a)	430,000	439,882
Perrigo Finance PLC 3.9% 12/15/24	3,245,000	3,553,743
Royalty Pharma PLC 0.75% 9/2/23 (a)	870,000	872,551
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	115,000	121,427
Viatris, Inc. 1.125% 6/22/22 (a)	1,153,000	1,163,051
Zoetis, Inc. 3 month U.S. LIBOR + 0.440% 0.6224% 8/20/21 (b)(c)	10,000,000	10,018,731
		34,829,376

TOTAL HEALTH CARE		90,369,687

INDUSTRIALS - 1.2%
Aerospace & Defense - 0.1%
The Boeing Co. 1.167% 2/4/23	2,790,000	2,801,812
Air Freight & Logistics - 0.0%
FedEx Corp. 3.8% 5/15/25	570,000	630,079
Airlines - 0.0%
American Airlines 2017-2 Class B Pass Through Trust equipment trust certificate 3.7% 4/15/27	582,843	531,077
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	391,954	375,459
		906,536
Building Products - 0.0%
Carrier Global Corp. 2.242% 2/15/25	1,860,000	1,940,491
Commercial Services & Supplies - 0.0%
Republic Services, Inc. 2.5% 8/15/24	880,000	932,709
Construction & Engineering - 0.0%
Yongda Investment Ltd. 2.25% 6/16/25 (Reg. S)	1,384,000	1,387,276
Electrical Equipment - 0.0%
Shanghai Electric Group Global Investment Ltd. 2.65% 11/21/24	900,000	936,696
Industrial Conglomerates - 0.2%
General Electric Co. 3.45% 5/15/24	530,000	572,001
Honeywell International, Inc. 3 month U.S. LIBOR + 0.370% 0.5626% 8/8/22 (b)(c)	9,078,000	9,117,980
Roper Technologies, Inc.:
0.45% 8/15/22	706,000	707,113
1% 9/15/25	235,000	233,483
2.35% 9/15/24	365,000	385,250
3.125% 11/15/22	1,505,000	1,564,400
3.65% 9/15/23	270,000	291,195
		12,871,422
Machinery - 0.4%
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.200% 0.4009% 11/12/21 (b)(c)	5,000,000	5,005,940
3 month U.S. LIBOR + 0.220% 0.4573% 1/6/22 (b)(c)	3,019,000	3,024,027
3 month U.S. LIBOR + 0.280% 0.5054% 9/7/21 (b)(c)	6,190,000	6,198,620
0.25% 3/1/23	10,000,000	9,988,845
Otis Worldwide Corp. 3 month U.S. LIBOR + 0.450% 0.6884% 4/5/23 (b)(c)	3,299,000	3,299,935
		27,517,367
Professional Services - 0.1%
Equifax, Inc.:
3 month U.S. LIBOR + 0.870% 1.0638% 8/15/21 (b)(c)	610,000	611,922
2.3% 6/1/21	975,000	978,183
3.95% 6/15/23	1,090,000	1,172,110
		2,762,215
Road & Rail - 0.2%
Aviation Capital Group LLC:
3 month U.S. LIBOR + 0.670% 0.8815% 7/30/21 (a)(b)(c)	1,427,000	1,425,425
3 month U.S. LIBOR + 0.950% 1.1754% 6/1/21 (a)(b)(c)	4,307,000	4,303,865
Eastern Creation II Investment Holdings Ltd. 1% 9/10/23 (Reg. S)	1,670,000	1,664,164
Guangzhou Metro Investment Finance (BVI) Ltd. 1.507% 9/17/25 (Reg. S)	1,300,000	1,273,398
SMBC Aviation Capital Finance:
3.55% 4/15/24 (a)	325,000	346,164
4.125% 7/15/23 (a)	200,000	213,769
		9,226,785
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.25% 1/15/23	810,000	831,537
2.5% 3/1/21	275,000	275,000
3.5% 1/15/22	5,560,000	5,706,459
GATX Corp. 3.9% 3/30/23	545,000	578,010
		7,391,006
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd.:
2.125% 2/21/26 (a)	1,035,000	997,853
2.875% 2/15/25 (a)	980,000	985,852
3.625% 5/1/22 (a)	1,560,000	1,589,131
3.95% 7/1/24 (a)	265,000	277,505
Heathrow Funding Ltd. 4.875% 7/15/23 (a)	1,340,000	1,360,567
HPHT Finance 17 Ltd. 2.75% 9/11/22 (Reg. S)	1,235,000	1,263,874
		6,474,782

TOTAL INDUSTRIALS		75,779,176

INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Components - 0.0%
Amphenol Corp. 2.05% 3/1/25	910,000	946,207
Avnet, Inc. 3.75% 12/1/21	905,000	925,131
		1,871,338
IT Services - 0.3%
Fidelity National Information Services, Inc.:
0.375% 3/1/23	1,160,000	1,159,530
0.6% 3/1/24	555,000	554,419
Global Payments, Inc. 2.65% 2/15/25	800,000	845,750
IBM Corp. 2.85% 5/13/22	10,000,000	10,311,840
PayPal Holdings, Inc. 1.35% 6/1/23	2,224,000	2,269,385
The Western Union Co.:
2.85% 1/10/25	1,280,000	1,356,119
3.6% 3/15/22	840,000	864,728
		17,361,771
Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc. 2.95% 4/1/25	295,000	317,432
Microchip Technology, Inc.:
0.972% 2/15/24 (a)	1,165,000	1,169,200
2.67% 9/1/23 (a)	1,110,000	1,161,799
3.922% 6/1/21	2,185,000	2,204,225
Micron Technology, Inc.:
2.497% 4/24/23	2,585,000	2,692,692
4.64% 2/6/24	690,000	761,797
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (a)	1,355,000	1,418,786
4.625% 6/1/23 (a)	1,175,000	1,278,625
4.875% 3/1/24 (a)	195,000	217,568
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.7% 5/1/25 (a)	205,000	216,781
		11,438,905
Software - 0.0%
Fortinet, Inc. 1% 3/15/26	675,000	669,147

TOTAL INFORMATION TECHNOLOGY		31,341,161

MATERIALS - 0.1%
Chemicals - 0.0%
LYB International Finance III LLC 1.25% 10/1/25	705,000	704,536
Syngenta Finance NV 3.933% 4/23/21 (a)	735,000	736,838
		1,441,374
Construction Materials - 0.0%
Boral Finance Pty Ltd. 3% 11/1/22 (a)	135,000	138,729
Vulcan Materials Co. 3 month U.S. LIBOR + 0.650% 0.8754% 3/1/21 (b)(c)	1,620,000	1,620,000
		1,758,729
Metals & Mining - 0.1%
Nucor Corp. 2% 6/1/25	350,000	362,572
POSCO 2.375% 1/17/23 (a)	1,870,000	1,923,789
		2,286,361

TOTAL MATERIALS		5,486,464

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Campus Communities Operating Partnership LP 3.75% 4/15/23	910,000	966,733
Crown Castle International Corp.:
1.05% 7/15/26	1,005,000	983,611
5.25% 1/15/23	500,000	542,384
Highwoods/Forsyth LP 3.625% 1/15/23	1,620,000	1,686,785
Simon Property Group LP:
2% 9/13/24	380,000	395,417
3.375% 10/1/24	985,000	1,067,042
Ventas Realty LP 3.1% 1/15/23	180,000	188,853
		5,830,825
UTILITIES - 1.4%
Electric Utilities - 0.9%
American Electric Power Co., Inc. 3.65% 12/1/21	180,000	184,500
Duke Energy Corp.:
3 month U.S. LIBOR + 0.500% 0.6976% 5/14/21 (a)(b)(c)	7,000,000	7,006,582
3.55% 9/15/21	330,000	333,071
Edison International:
2.95% 3/15/23	455,000	472,342
3.125% 11/15/22	650,000	674,517
ENEL Finance International NV:
2.65% 9/10/24 (a)	200,000	211,664
2.75% 4/6/23 (a)	605,000	632,026
2.875% 5/25/22 (a)	1,660,000	1,707,713
4.25% 9/14/23 (a)	1,305,000	1,421,844
FirstEnergy Corp. 3.35% 7/15/22 (b)	885,000	902,700
Florida Power & Light Co. 3 month U.S. LIBOR + 0.380% 0.5985% 7/28/23 (b)(c)	5,358,000	5,358,225
Israel Electric Corp. Ltd. 5% 11/12/24 (Reg. S) (a)	1,365,000	1,534,055
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 0.4524% 2/22/23 (b)(c)	10,000,000	10,003,500
2.403% 9/1/21	11,475,000	11,598,477
NRG Energy, Inc. 3.75% 6/15/24 (a)	535,000	579,119
Pacific Gas & Electric Co.:
3 month U.S. LIBOR + 1.370% 1.5726% 11/15/21 (b)(c)	1,755,000	1,759,287
1.75% 6/16/22	3,430,000	3,439,191
PNM Resources, Inc. 3.25% 3/9/21	995,000	995,521
PPL Electric Utilities Corp. 0.250% x 3 month U.S. LIBOR 0.501% 9/28/23 (b)(c)	1,780,000	1,781,644
Sinosing Services Pte Ltd. 2.25% 2/20/25 (Reg. S)	2,200,000	2,222,521
Southern California Edison Co. 3 month U.S. LIBOR + 0.270% 0.5005% 12/3/21 (b)(c)	2,687,000	2,689,061
Southern Co. 0.6% 2/26/24	2,230,000	2,227,317
Vistra Operations Co. LLC 3.55% 7/15/24 (a)	3,025,000	3,252,880
		60,987,757
Gas Utilities - 0.1%
CenterPoint Energy Resources Corp. 0% 3/2/23	3,494,000	3,494,000
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 0.5695% 9/14/23 (b)(c)	902,000	902,192
		4,396,192
Independent Power and Renewable Electricity Producers - 0.0%
Hero Asia Investment Ltd. 1.5% 11/18/23 (Reg. S)	1,650,000	1,653,036
The AES Corp. 3.3% 7/15/25 (a)	820,000	879,174
		2,532,210
Multi-Utilities - 0.4%
Consolidated Edison Co. of New York, Inc. 3 month U.S. LIBOR + 0.400% 0.651% 6/25/21 (b)(c)	11,500,000	11,514,184
Dominion Energy, Inc.:
3 month U.S. LIBOR + 0.530% 0.7465% 9/15/23 (b)(c)	2,327,000	2,331,982
2.715% 8/15/21	3,153,000	3,185,988
DTE Energy Co. 0.55% 11/1/22	5,000,000	5,010,367
San Diego Gas & Electric Co. 1.914% 2/1/22	68,575	68,800
Sempra Energy 2.875% 10/1/22	535,000	551,980
		22,663,301

TOTAL UTILITIES		90,579,460

TOTAL NONCONVERTIBLE BONDS
(Cost $1,378,772,314)		1,393,067,888

U.S. Government and Government Agency Obligations - 2.7%
U.S. Government Agency Obligations - 0.3%
Fannie Mae U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.180% 0.21% 7/8/22 (b)(c)	20,000,000	20,036,362
U.S. Treasury Obligations - 2.4%
U.S. Treasury Notes:
0.125% 4/30/22	$7,520,000	$7,521,175
0.125% 9/30/22	12,080,000	12,080,944
0.125% 10/31/22	13,245,000	13,245,000
0.125% 11/30/22	16,210,000	16,210,000
0.125% 1/31/23	36,250,000	36,245,752
0.125% 5/15/23	3,315,000	3,312,022
0.125% 7/15/23	1,805,000	1,802,532
0.375% 3/31/22	30,000,000	30,082,031
1.75% 6/15/22	810,000	827,149
2.125% 5/15/22	14,690,000	15,048,069
2.25% 4/15/22 (d)	17,695,000	18,120,786

TOTAL U.S. TREASURY OBLIGATIONS		154,495,460

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $173,714,740)		174,531,822

U.S. Government Agency - Mortgage Securities - 0.3%
Fannie Mae - 0.2%
12 month U.S. LIBOR + 1.590% 2.043% 12/1/35 (b)(c)	5,476	5,747
12 month U.S. LIBOR + 1.610% 2.375% 7/1/35 (b)(c)	4,412	4,630
12 month U.S. LIBOR + 1.650% 2.62% 8/1/37 (b)(c)	1,611	1,698
12 month U.S. LIBOR + 1.690% 2.775% 5/1/38 (b)(c)	22,278	23,457
12 month U.S. LIBOR + 1.780% 3.788% 5/1/38 (b)(c)	7,808	8,153
12 month U.S. LIBOR + 1.830% 3.615% 4/1/38 (b)(c)	14,602	15,331
12 month U.S. LIBOR + 1.850% 2.694% 8/1/38 (b)(c)	7,993	8,453
12 month U.S. LIBOR + 1.860% 3.64% 5/1/38 (b)(c)	12,035	12,625
12 month U.S. LIBOR + 2.040% 2.458% 12/1/36 (b)(c)	1,984	2,099
6 month U.S. LIBOR + 1.360% 2.041% 10/1/33 (b)(c)	30,616	31,631
2% 3/1/36 to 1/1/51 (e)	1,439,223	1,486,843
2.5% 11/1/50	260,991	271,133
3% 9/1/28 to 7/1/50	2,605,520	2,769,985
3.5% 11/1/26 to 7/1/50	410,188	437,756
4% 1/1/47 to 12/1/49	658,181	713,023
4.5% 8/1/24 to 1/1/50	3,171,680	3,460,856
5% 10/1/21 to 7/1/45	1,320,832	1,496,910
5.5% 5/1/22 to 5/1/40	1,737,867	2,011,149
6% to 6% 1/1/22 to 2/1/49	1,642,756	1,940,847
6.5% 7/1/32 to 12/1/32	77,983	90,794

TOTAL FANNIE MAE		14,793,120

Freddie Mac - 0.0%
12 month U.S. LIBOR + 1.590% 2.216% 9/1/35 (b)(c)	2,859	3,001
12 month U.S. LIBOR + 1.620% 2.504% 7/1/38 (b)(c)	22,912	24,058
12 month U.S. LIBOR + 1.620% 2.752% 6/1/38 (b)(c)	15,999	16,829
12 month U.S. LIBOR + 1.700% 3.234% 5/1/38 (b)(c)	7,774	8,195
12 month U.S. LIBOR + 1.720% 2.72% 7/1/35 (b)(c)	7,914	8,337
12 month U.S. LIBOR + 1.730% 2.108% 2/1/37 (b)(c)	3,154	3,322
12 month U.S. LIBOR + 1.730% 2.109% 2/1/37 (b)(c)	4,333	4,564
12 month U.S. LIBOR + 1.730% 2.792% 10/1/36 (b)(c)	20,486	21,610
12 month U.S. LIBOR + 1.770% 3.343% 5/1/37 (b)(c)	4,557	4,815
12 month U.S. LIBOR + 1.920% 2.314% 12/1/36 (b)(c)	5,139	5,416
12 month U.S. LIBOR + 2.020% 2.448% 11/1/36 (b)(c)	2,888	3,043
12 month U.S. LIBOR + 2.080% 3.662% 2/1/38 (b)(c)	17,539	18,460
12 month U.S. LIBOR + 2.190% 2.897% 2/1/37 (b)(c)	6,470	6,810
U.S. TREASURY 1 YEAR INDEX + 2.340% 2.472% 11/1/34 (b)(c)	10,331	10,876
3% 11/1/34	376,826	406,776
4% 12/1/49	248,836	271,714
4.5% 5/1/50	312,396	341,151
5% 10/1/22 to 12/1/41	542,787	615,822
5.5% 11/1/21 to 10/1/38	12,542	13,356
6% 7/1/21 to 1/1/38	106,073	124,398
7% 3/1/39	152,600	180,485
7.5% 6/1/38	152,828	178,708

TOTAL FREDDIE MAC		2,271,746

Freddie Mac STACR REMIC Trust - 0.0%
UNITED STATES 30 DAY AVERAGE S + 0.650% 0.6947% 1/25/51 (a)(b)(c)	380,000	380,000
Ginnie Mae - 0.1%
6% 7/15/36	188,710	219,124
4% 3/20/48 to 6/20/50	1,328,759	1,439,306
4.5% 9/20/40 to 8/20/47	450,777	495,432
5% 12/20/34 to 5/20/48	1,113,912	1,244,571
5.5% 9/15/45 to 2/20/49	822,090	929,273

TOTAL GINNIE MAE		4,327,706

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $21,118,932)		21,772,572

Asset-Backed Securities - 6.3%
Ally Auto Receivables Trust:
Series 2019-3 Class A4, 1.96% 12/16/24	$600,000	$617,974
Series 2019-4 Class A2, 1.93% 10/17/22	670,672	671,904
American Express Credit Account Master Trust Series 2019-3 Class B, 2.2% 4/15/25	740,000	760,030
AmeriCredit Automobile Receivables Trust:
Series 2016-3 Class D, 2.71% 9/8/22	704,754	705,023
Series 2017-1:
Class C, 2.71% 8/18/22	104,969	105,602
Class D, 3.13% 1/18/23	1,330,000	1,351,866
Series 2017-3:
Class B, 2.24% 6/19/23	22,253	22,279
Class C, 2.69% 6/19/23	420,000	424,487
Class D, 3.18% 7/18/23	1,355,000	1,393,283
Series 2018-1 Class D, 3.82% 3/18/24	1,645,000	1,725,787
Series 2019-3 Class B, 2.13% 7/18/25	985,000	1,010,759
Series 2020-1:
Class C, 1.59% 10/20/25	705,000	717,540
Class D, 1.8% 12/18/25	690,000	704,971
Series 2020-3 Class C, 1.06% 8/18/26	420,000	424,634
Applebee's/IHOP Funding LLC Series 2019-1A Class A2I, 4.194% 6/7/49 (a)	1,436,400	1,477,625
Ares LVII CLO Ltd. / Ares LVII CLO LLC Series 2020-57A Class A, 3 month U.S. LIBOR + 1.320% 1.564% 10/25/31 (a)(b)(c)	895,000	898,303
ARI Fleet Lease Trust Series 2020-A Class B, 2.06% 11/15/28 (a)	770,000	788,984
Avis Budget Rental Car Funding (AESOP) LLC:
Series 2016-1A Class A, 2.99% 6/20/22 (a)	406,667	408,750
Series 2017-1A Class B, 3.41% 9/20/23 (a)	540,000	556,774
Series 2017-2A Class A, 2.97% 3/20/24 (a)	905,000	945,454
Series 2018-2A Class C, 4.95% 3/20/25 (a)	430,000	464,723
Series 2019-1A Class B, 3.7% 3/20/23 (a)	245,000	250,471
Series 2019-2A Class A, 3.35% 9/22/25 (a)	650,000	702,692
Series 2020-1A Class A, 2.33% 8/20/26 (a)	540,000	563,600
Babson CLO Ltd. Series 2013-IA Class AR, 3 month U.S. LIBOR + 0.800% 1.024% 1/20/28 (a)(b)(c)	956,110	956,002
Bank of America Credit Card Master Trust Series 2020-A1 Class A1, 0.34% 5/15/26	4,768,000	4,752,966
Bank of The West Auto Trust Series 2019-1 Class A2, 2.4% 10/17/22 (a)	93,983	94,133
Bayview Opportunity Master Fund Trust:
Series 2017-RT3 Class A, 3.5% 1/28/58 (a)(b)	875,931	885,928
Series 2017-SPL4 Class A, 3.5% 1/28/55 (a)	256,393	263,220
Bayview Opportunity Master Funding Trust Series 2017-SPL5 Class A, 3.5% 6/28/57 (a)	755,094	773,313
BlueMountain CLO Ltd. Series 2015-2A Class A1R, 3 month U.S. LIBOR + 0.930% 1.1534% 7/18/27 (a)(b)(c)	949,430	950,337
BMW Floorplan Master Owner Trust Series 2018-1 Class A2, 1 month U.S. LIBOR + 0.320% 0.4274% 5/15/23 (a)(b)(c)	6,174,000	6,177,153
BMW Vehicle Owner Trust Series 2020-A Class A2, 0.39% 2/27/23	4,313,481	4,317,363
BRE Grand Islander Timeshare Issuer Series 2019-A Class A, 3.28% 9/26/33 (a)	242,124	254,024
Capital Auto Receivables Asset Trust:
Series 2017-1:
Class B, 2.43% 5/20/22 (a)	123,558	123,875
Class C, 2.7% 9/20/22 (a)	235,000	237,111
Series 2018-1 Class B, 3.09% 8/22/22 (a)	760,000	768,022
Series 2018-2:
Class B, 3.48% 10/20/23 (a)	327,629	328,811
Class C, 3.69% 12/20/23 (a)	460,000	465,384
Carlyle Global Market Strategies Series 2015-3A Class A1R, 3 month U.S. LIBOR + 1.000% 1.2185% 7/28/28 (a)(b)(c)	492,844	492,677
CarMax Auto Owner Trust:
Series 2017-4 Class C, 2.7% 10/16/23	205,000	208,425
Series 2019-2 Class B, 3.01% 12/16/24	1,935,000	2,030,533
Series 2019-4 Class A2A, 2.01% 3/15/23	519,324	522,127
Series 2020-1 Class A2, 1.87% 4/17/23	1,970,482	1,982,249
Series 2020-3 Class A2A, 0.49% 6/15/23	7,701,423	7,711,681
Series 2020-4:
Class A2, 0.31% 1/16/24	7,423,000	7,428,043
Class D, 1.75% 4/15/27	540,000	542,908
Series 2021-1 Class A3, 0.34% 12/15/25	2,373,000	2,369,122
Cayuga Park CLO, Ltd. Series 2020-1A, Class A, 3 month U.S. LIBOR + 1.600% 1.8234% 7/17/31 (a)(b)(c)	1,020,000	1,022,351
Chesapeake Funding II LLC:
Series 2017-4A Class A2, 1 month U.S. LIBOR + 0.310% 0.4174% 11/15/29 (a)(b)(c)	494,228	494,312
Series 2018-3A Class A2, 1 month U.S. LIBOR + 0.480% 0.5874% 1/15/31 (a)(b)(c)	1,354,277	1,355,377
Series 2019-1A Class A1, 2.94% 4/15/31 (a)	1,986,677	2,014,286
Series 2020-1A Class A1, 0.87% 8/16/32 (a)	3,353,708	3,380,426
CIFC Funding Ltd./CIFC Funding LLC Series 2020-1A Class A1, 3 month U.S. LIBOR + 1.700% 1.9413% 7/15/32 (a)(b)(c)	1,480,000	1,483,629
CIM Trust Series 2020-INV1 Class A2, 2.5% 4/25/50 (a)	425,724	436,559
CNH Equipment Trust:
Series 2018-A Class B, 3.47% 10/15/25	380,000	391,028
Series 2019-C Class A2, 1.99% 3/15/23	463,434	465,588
Series 2020-A Class A4, 1.51% 4/15/27	590,000	600,334
Cole Park CLO Ltd. Series 2015-1A Class AR, 3 month U.S. LIBOR + 1.050% 1.274% 10/20/28 (a)(b)(c)	960,322	960,341
Daimler Trucks Retail Trust Series 2020-1 Class A4, 1.37% 6/15/27	1,820,000	1,836,576
Dell Equipment Finance Trust:
Series 2019-2:
Class A2, 1.95% 12/22/21 (a)	1,663,741	1,671,909
Class A3, 1.91% 10/22/24 (a)	1,714,000	1,736,263
Series 2020-2:
Class A2, 0.47% 10/24/22 (a)	1,568,000	1,570,015
Class A3, 0.57% 10/23/23 (a)	1,915,000	1,920,912
DLL Securitization Trust:
Series 2019-MA2 Class A2, 2.27% 5/20/22 (a)	144,659	144,851
Series 2019-MT3:
Class A2, 2.13% 1/20/22 (a)	1,055,558	1,058,337
Class A3, 2.08% 2/21/23 (a)	1,639,000	1,658,919
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2020-86A Class A, 3 month U.S. LIBOR + 1.650% 1.8734% 7/17/30 (a)(b)(c)	1,220,000	1,222,741
DT Auto Owner Trust:
Series 2019-3A Class A, 2.55% 8/15/22 (a)	11,791	11,806
Series 2019-4A Class A, 2.17% 5/15/23 (a)	739,926	742,377
Elara HGV Timeshare Issuer LLC:
Series 2014-A Class A, 2.53% 2/25/27 (a)	26,895	26,917
Series 2017-A Class A, 2.69% 3/25/30 (a)	628,763	647,995
Ellington Financial Mortgage Trust Series 2019-2 Class A1, 2.739% 11/25/59 (a)	443,519	451,792
Enterprise Fleet Financing LLC:
Series 2018-1 Class A2, 2.87% 10/20/23 (a)	21,110	21,191
Series 2018-2 Class A2, 3.14% 2/20/24 (a)	165,769	166,437
Series 2019-1 Class A2, 2.98% 10/20/24 (a)	1,535,573	1,554,893
Series 2019-3 Class A2, 2.06% 5/20/25 (a)	641,693	651,764
Series 2020-1 Class A2, 1.78% 12/22/25 (a)	6,481,374	6,583,112
Series 2020-2 Class A2, 0.61% 7/20/26 (a)	3,960,000	3,972,265
Enterprise Fleet Financing, LLC Series 2021-1 Class A2, 0.44% 12/21/26 (a)	1,410,000	1,409,509
Ford Credit Auto Lease Trust:
Series 2019-B Class A2A, 2.28% 2/15/22	8,556	8,565
Series 2020-A Class A2, 1.8% 7/15/22	3,988,832	4,003,116
Series 2020-B Class A3, 0.62% 8/15/23	4,531,000	4,549,089
Ford Credit Auto Owner Trust Series 2020-2 Class C, 1.74% 4/15/33 (a)	570,000	580,906
Ford Credit Floorplan Master Owner Trust Series 2020-1 Class A1, 0.7% 9/15/25	5,274,000	5,303,803
Freddie Mac STACR REMIC Trust Series 2020-DNA5 Class M1, UNITED STATES 30 DAY AVERAGE S + 1.300% 1.3447% 10/25/50 (a)(b)(c)	169,143	169,382
GM Financial Automobile Leasing Trust:
Series 2019-1 Class C, 3.56% 12/20/22	835,000	846,083
Series 2020-1 Class A2A, 1.67% 4/20/22	6,004,775	6,028,563
Series 2020-2 Class C, 2.56% 7/22/24	445,000	461,061
Series 2020-3 Class A2A, 0.35% 11/21/22	10,000,000	10,007,639
GM Financial Consumer Automobile Receivables Trust:
Series 2020-1 Class A2, 1.83% 1/17/23	1,305,335	1,308,729
Series 2020-2 Class A3, 1.49% 12/16/24	335,000	340,275
Series 2020-3 Class A2, 0.35% 7/17/23	4,140,427	4,143,734
Series 2020-4:
Class A2, 0.26% 11/16/23	9,590,000	9,592,416
Class C, 1.05% 5/18/26	420,000	419,917
GM Financial Securitized Auto Receivables Trust Series 2017-3A Class C, 2.52% 3/16/23 (a)	245,000	247,250
GMF Floorplan Owner Revolving Trust:
Series 2018-2 Class A2, 3.13% 3/15/23 (a)	2,500,000	2,503,396
Series 2019-1 Class A, 2.7% 4/15/24 (a)	710,000	729,650
Series 2020-1 Class A, 0.68% 8/15/25 (a)	1,480,000	1,487,903
Series 2020-2 Class A, 0.69% 10/15/25 (a)	3,238,000	3,253,024
Golub Capital Partners CLO 39B LLC Series 2018-39A Class A1, 3 month U.S. LIBOR + 1.150% 1.374% 10/20/28 (a)(b)(c)	669,045	669,384
Hilton Grand Vacations Trust:
Series 2017-AA:
Class A, 2.66% 12/26/28 (a)	196,414	201,709
Class B, 2.96% 12/26/28 (a)	250,110	254,974
Series 2020-AA Class A, 2.74% 2/25/39 (a)	514,453	535,930
HPEFS Equipment Trust:
Series 2020-1A Class A2, 1.73% 2/20/30 (a)	2,656,395	2,672,792
Series 2020-2A Class A2, 0.65% 7/22/30 (a)	5,822,502	5,832,104
Hyundai Auto Lease Securitization Trust:
Series 2020-A:
Class A2, 1.9% 5/16/22 (a)	2,937,215	2,948,392
Class A3, 1.95% 7/17/23 (a)	2,740,000	2,778,189
Series 2021-A Class A2, 0.25% 4/17/23 (a)	8,587,000	8,587,757
Hyundai Auto Receivables Trust:
Series 2017-A Class B, 2.38% 4/17/23	340,000	340,749
Series 2019-A Class B, 2.94% 5/15/25	635,000	662,634
Series 2020-A Class A3, 1.41% 11/15/24	735,000	749,133
Series 2020-C Class A2, 0.26% 9/15/23	8,398,000	8,400,478
John Deere Owner Trust:
Series 2019-B Class A2, 2.28% 5/16/22	55,642	55,702
Series 2020-A Class A2, 1.01% 1/17/23	1,677,869	1,682,734
Series 2020-B Class A2, 0.41% 3/15/23	8,467,019	8,471,239
KKR CLO Ltd. / KKR CLO LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 1.200% 0% 1/15/32 (a)(b)(c)	1,250,000	1,250,375
KKR Finanical CLO Ltd. Series 13 Class A1R, 3 month U.S. LIBOR + 0.800% 1.0234% 1/16/28 (a)(b)(c)	1,338,195	1,334,000
KKR Industrial Portfolio Trust Series 2021-KDIP Class C, 1 month U.S. LIBOR + 1.000% 1.1123% 12/15/37 (a)(b)(c)	365,000	365,000
Kubota Credit Owner Trust Series 2020-1A Class A3, 1.96% 3/15/24 (a)	380,000	389,051
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(b)	1,768,000	1,813,289
Madison Park Funding Ltd. Series 2015-18A Class A1R, 3 month U.S. LIBOR + 1.190% 1.4136% 10/21/30 (a)(b)(c)	1,165,000	1,166,104
Magnetite XVI, Ltd. / Magnetite XVI, LLC Series 2015-16A Class AR, 3 month U.S. LIBOR + 0.800% 1.0234% 1/18/28 (a)(b)(c)	1,997,797	1,990,971
Mercedes-Benz Auto Lease Trust:
Series 2019-A Class A3, 3.1% 11/15/21	605,921	607,842
Series 2019-B Class A3, 2% 10/17/22	8,016,000	8,098,489
Series 2020-A Class A2, 1.82% 3/15/22	2,771,442	2,779,162
Series 2020-B Class A2, 0.31% 2/15/23	5,200,000	5,202,359
Mercedes-Benz Auto Receivables Trust Series 2020-1 Class A2, 0.46% 3/15/23	5,028,776	5,034,566
MFRA Trust Series 2021-INV1 Class A1, 0.852% 1/25/56 (a)(b)	623,357	620,452
MMAF Equipment Finance LLC Series 2019-B Class A2, 2.07% 10/12/22 (a)	1,588,688	1,601,122
MVW Owner Trust:
Series 2014-1A Class A, 2.25% 9/22/31 (a)	62,996	63,179
Series 2015-1A Class A, 2.52% 12/20/32 (a)	155,571	156,489
Series 2017-1A:
Class A, 2.42% 12/20/34 (a)	476,738	487,856
Class B, 2.75% 12/20/34 (a)	28,043	28,652
Class C, 2.99% 12/20/34 (a)	67,304	68,412
Navient Private Education Loan Trust:
Series 2019-D Class A2A, 3.01% 12/15/59 (a)	518,784	543,701
Series 2020-A Class A2A, 2.46% 11/15/68 (a)	840,000	873,412
Series 2020-CA Class A2A, 2.15% 11/15/68 (a)	2,610,000	2,692,108
Series 2020-IA Class A1A, 1.33% 4/15/69 (a)	745,209	741,124
Navient Private Education Refi Loan Trust:
Series 2019-A Class A2A, 3.42% 1/15/43 (a)	2,299,939	2,403,849
Series 2019-GA Class A, 2.4% 10/15/68 (a)	638,396	656,649
Series 2020-DA Class A, 1.69% 5/15/69 (a)	928,464	941,062
Navient Student Loan Trust:
Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 0.7176% 7/26/66 (a)(b)(c)	4,582,586	4,584,565
Series 2017-A Class A2A, 2.88% 12/16/58 (a)	1,278,013	1,299,576
Series 2019-2A Class A1, 1 month U.S. LIBOR + 0.270% 0.3876% 2/27/68 (a)(b)(c)	156,397	156,388
Series 2019-CA Class A1, 2.82% 2/15/68 (a)	18,725	18,739
Series 2019-EA:
Class A1, 2.39% 5/15/68 (a)	127,217	127,501
Class A2A, 2.64% 5/15/68 (a)	1,560,000	1,598,855
Nelnet Student Loan Trust:
Series 2005-4 Class A4, 3 month U.S. LIBOR + 0.180% 0.4158% 3/22/32 (b)(c)	673,125	649,610
Series 2020-1A Class A, 1 month U.S. LIBOR + 0.740% 0.8576% 3/26/68 (a)(b)(c)	370,572	369,680
Neuberger Berman CLO Ltd. Series 2017-16SA Class A, 3 month U.S. LIBOR + 0.850% 1.0913% 1/15/28 (a)(b)(c)	741,708	741,050
Neuberger Berman CLO XIX Ltd. Series 2015-19A Class A1R2, 3 month U.S. LIBOR + 0.800% 1.0413% 7/15/27 (a)(b)(c)	266,928	266,200
Neuberger Berman Loan Advisers CLO 32 Ltd. Series 2021-32A Class AR, 3 month U.S. LIBOR + 0.990% 0% 1/19/32 (a)(b)(c)	1,570,000	1,570,000
Neuberger Berman Loan Advisers CLO 40, Ltd. / Neuberger Berman Loan Advisers CLO 40 LLC Series 2021-40A Class A, 3 month U.S. LIBOR + 1.060% 0% 4/16/33 (a)(b)(c)(e)	455,000	455,139
New Residential Mortgage Loan Trust Series 2019-NQM3:
Class A1, 2.8018% 7/25/49 (a)	706,497	710,759
Class A3, 3.0864% 7/25/49 (a)	390,725	391,535
Nissan Auto Receivables Trust Series 2020-A Class A3, 1.38% 12/16/24	425,000	432,197
Nissan Master Owner Trust Receivables Series 2019-A Class A, 1 month U.S. LIBOR + 0.560% 0.6674% 2/15/24 (b)(c)	1,350,000	1,356,310
OCP CLO Ltd. Series 2014-7A Class A1RR, 3 month U.S. LIBOR + 1.120% 1.344% 7/20/29 (a)(b)(c)	2,530,000	2,533,696
OZLM Ltd. Series 2014-8A Class RR, 3 month U.S. LIBOR + 1.170% 1.3934% 10/17/29 (a)(b)(c)	610,198	611,042
Palmer Square CLO Ltd. / Palmer Square CLO LLC Series 2020-2A Class A1A, 3 month U.S. LIBOR + 1.700% 1.9413% 7/15/31 (a)(b)(c)	860,000	862,031
Reese Park CLO Ltd. / Reese Park CLO LLC Series 2020-1A Class A1, 3 month U.S. LIBOR + 1.320% 1.5605% 10/15/32 (a)(b)(c)	830,000	831,361
Santander Consumer Auto Receivables Trust Series 2021-AA Class A2, 0.23% 11/15/23 (a)	7,768,000	7,764,938
Santander Drive Auto Receivables Trust:
Series 2018-1 Class C, 2.96% 3/15/24	50,554	50,718
Series 2018-2 Class C, 3.35% 7/17/23	157,773	158,813
Series 2019-1 Class B, 3.21% 9/15/23	55,532	55,620
Series 2019-2 Class B, 2.79% 1/16/24	508,139	511,523
Series 2020-4 Class C, 1.01% 1/15/26	675,000	681,585
Santander Retail Auto Lease Trust:
Series 2019-A Class B, 3.01% 5/22/23 (a)	700,000	715,456
Series 2019-B:
Class A2A, 2.29% 4/20/22 (a)	1,812,487	1,819,015
Class C, 2.77% 8/21/23 (a)	690,000	709,045
Series 2019-C:
Class A2A, 1.89% 9/20/22 (a)	2,597,107	2,612,657
Class B, 2.17% 11/20/23 (a)	495,000	507,676
Class C, 2.39% 11/20/23 (a)	830,000	850,361
Class D, 2.88% 6/20/24 (a)	870,000	898,682
Series 2020-A:
Class A2, 1.69% 1/20/23 (a)	7,451,137	7,523,275
Class D, 2.52% 11/20/24 (a)	720,000	743,707
Series 2020-B Class A2, 0.42% 11/20/23 (a)	8,856,000	8,869,950
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	990,000	1,048,151
1.884% 7/15/50 (a)	365,000	376,462
3.168% 4/9/47 (a)	1,255,000	1,258,700
SG Residential Mortgage Trust Series 2019-3 Class A2, 2.877% 9/25/59 (a)	824,192	823,333
Sierra Receivables Funding Co. LLC:
Series 2016-2A Class A, 2.33% 7/20/33 (a)	52,232	52,277
Series 2019-1A Class A, 3.2% 1/20/36 (a)	223,107	231,438
Series 2019-2A Class A, 2.59% 5/20/36 (a)	1,400,424	1,443,575
Sierra Timeshare Receivables Funding Co. LLC Series 2017-1A Class A, 2.91% 3/20/34 (a)	317,168	322,412
Sierra Timeshare Receivables Funding LLC:
Series 2019-3A Class A, 2.34% 8/20/36 (a)	347,263	354,265
Series 2020-2A Class C, 3.51% 7/20/37 (a)	475,516	491,922
SLM Student Loan Trust:
Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 0.6865% 12/15/27 (a)(b)(c)	1,849,969	1,850,165
Series 2003-11 Class A6, 3 month U.S. LIBOR + 0.550% 0.7665% 12/15/25 (a)(b)(c)	1,139,690	1,139,551
Series 2007-7 Class A4, 3 month U.S. LIBOR + 0.330% 0.5478% 1/25/22 (b)(c)	550,737	536,042
Series 2008-1 Class A4, 3 month U.S. LIBOR + 0.650% 0.8678% 1/25/22 (b)(c)	1,294,708	1,254,807
Series 2010-1 Class A, 1 month U.S. LIBOR + 0.400% 0.5176% 3/25/25 (b)(c)	780,958	762,651
SMB Private Education Loan Trust:
Series 2014-A Class A3, 1 month U.S. LIBOR + 1.500% 1.6074% 4/15/32 (a)(b)(c)	1,400,000	1,417,314
Series 2015-A Class A2B, 1 month U.S. LIBOR + 1.000% 1.1074% 6/15/27 (a)(b)(c)	126,566	126,969
Series 2016-C Class A2B, 1 month U.S. LIBOR + 1.100% 1.2123% 9/15/34 (a)(b)(c)	829,306	836,406
Series 2018-B Class A2B, 1 month U.S. LIBOR + 0.720% 0.8323% 1/15/37 (a)(b)(c)	1,514,085	1,520,287
Series 2020-BA Class A1A, 1.29% 7/15/53 (a)	504,284	505,760
Series 2020-PTB Class A2A, 1.6% 9/15/54 (a)	2,750,000	2,771,619
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (a)	1,282,509	1,295,047
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 1.08% 4/20/33 (a)(b)(c)(e)	465,000	465,000
Synchrony Credit Card Master Note Trust Series 2018-1 Class C, 3.36% 3/15/24	955,000	956,207
Tesla Series 2020-A:
Class A2, 0.55% 5/22/23 (a)	1,893,159	1,897,305
Class A3, 0.68% 12/20/23 (a)	2,527,000	2,544,688
Tesla Auto Lease Trust Series 2019-A Class A2, 2.13% 4/20/22 (a)	3,992,579	4,024,475
Towd Point Mortgage Trust:
Series 2017-1 Class A1, 2.75% 10/25/56 (a)(b)	396,514	403,673
Series 2017-4 Class A1, 2.75% 6/25/57 (a)	225,232	232,551
Series 2019-1 Class A1, 3.7412% 3/25/58 (a)(b)	858,197	913,414
Toyota Auto Receivables Owner Trust Series 2020-C Class A3, 0.44% 10/15/24	9,912,000	9,944,685
Verizon Owner Trust:
Series 2018-1A:
Class A1B, 1 month U.S. LIBOR + 0.260% 0.3711% 9/20/22 (a)(b)(c)	704,992	705,180
Class C, 3.2% 9/20/22 (a)	970,000	978,859
Series 2018-A:
Class A1A, 3.23% 4/20/23	3,005,716	3,042,873
Class A1B, 1 month U.S. LIBOR + 0.240% 0.3511% 4/20/23 (b)(c)	2,342,725	2,344,146
Series 2020-A Class A1A, 1.85% 7/22/24	4,951,000	5,059,343
Volkswagen Auto Lease Trust:
Series 2019-A:
Class A2A, 2% 3/21/22	3,242,486	3,254,497
Class A3, 1.99% 11/21/22	2,795,000	2,828,642
Series 2020-A Class A2, 0.27% 4/20/23	10,000,000	10,001,753
Volkswagen Auto Loan Enhanced Trust Series 2020-1 Class A4, 1.26% 8/20/26	545,000	555,350
Volvo Financial Equipment LLC Series 2019-2A Class A3, 2.04% 11/15/23 (a)	2,435,000	2,480,842
Volvo Financial Equipment Master Owner Trust Series 2018-A Class A, 1 month U.S. LIBOR + 0.520% 0.6274% 7/17/23 (a)(b)(c)	5,080,000	5,087,364
World Omni Auto Receivables Trust:
Series 2019-C Class C, 2.4% 6/15/26	895,000	926,876
Series 2020-A:
Class A2A, 1.02% 6/15/23	2,433,635	2,440,992
Class C, 1.64% 8/17/26	480,000	489,158
Series 2020-C Class A2, 0.35% 12/15/23	5,000,000	5,001,958
World Omni Automobile Lease Securitization Trust:
Series 2019-A Class A3, 2.94% 5/16/22	1,802,935	1,816,823
Series 2019-B Class A3, 2.03% 11/15/22	2,615,000	2,653,049
Series 2020-A Class A2, 1.71% 11/15/22	7,685,991	7,747,472
Series 2020-B Class A2, 0.32% 9/15/23	4,525,096	4,526,790
World Omni Select Auto Trust:
Series 2019-A Class A2A, 2.06% 8/15/23	1,362,256	1,367,385
Series 2020-A:
Class B, 0.84% 6/15/26	510,000	510,357
Class C, 1.25% 10/15/26	585,000	589,122
TOTAL ASSET-BACKED SECURITIES
(Cost $404,620,825)		406,980,647

Collateralized Mortgage Obligations - 1.0%
Private Sponsor - 0.8%
Angel Oak Mortgage Trust:
sequential payer:
Series 2019-4 Class A3, 3.301% 7/26/49 (a)	688,358	696,593
Series 2020-6 Class A1, 1.261% 5/25/65 (a)	672,548	672,982
Series 2019-2 Class M1, 4.065% 3/25/49 (a)	545,000	556,202
Angel Oak Mortgage Trust LLC:
sequential payer Series 2020-3 Class A1, 1.691% 4/25/65 (a)	1,022,088	1,030,528
Series 2020-3 Class A3, 2.872% 4/25/65 (a)(b)	1,674,181	1,711,534
Citigroup Mortgage Loan Trust Series 2020-EXP2 Class A3, 2.5% 8/25/50 (a)	496,786	508,294
COLT Funding LLC sequential payer Series 2019-2 Class A1, 3.337% 5/25/49 (a)	216,864	218,081
COLT Mortgage Loan Trust sequential payer Series 2020-3 Class A1, 1.506% 4/27/65 (a)	419,644	419,191
Deephaven Residential Mortgage Trust:
sequential payer Series 2020-2 Class A1, 1.692% 5/25/65 (a)	782,156	786,404
Series 2017-1A Class A3, 3.485% 12/26/46 (a)(b)	16,937	17,022
Series 2017-3A:
Class A1, 2.577% 10/25/47 (a)(b)	91,978	92,725
Class A2, 2.711% 10/25/47 (a)(b)	7,665	7,682
Class A3, 2.813% 10/25/47 (a)(b)	7,300	7,289
Series 2018-1A Class A1, 2.976% 12/25/57 (a)(b)	131,349	132,168
Series 2018-2A Class A1, 3.479% 4/25/58 (a)	314,771	317,030
Series 2018-3A Class A3, 3.963% 8/25/58 (a)	34,681	34,860
Series 2019-1A Class A1, 3.743% 1/25/59 (a)	351,013	356,593
Series 2019-2A:
Class A3, 3.763% 4/25/59 (a)	378,561	378,073
Class M1, 3.921% 4/25/59 (a)	380,000	379,914
Series 2021-1 Class A2, 0.973% 5/25/65 (a)	340,000	338,754
Ellington Financial Mortgage Trust:
Series 2019-2 Class A3, 3.046% 11/25/59 (a)	284,888	289,807
Series 2020-1 Class A1, 2.006% 5/25/65 (a)	649,608	658,705
Series 2021-1:
Class A1, 0.797% 2/25/66 (a)	330,000	329,878
Class A3, 1.106% 2/25/66 (a)	275,000	274,896
Flagstar Mortgage Trust floater sequential payer Series 2020-1INV Class A11, 1 month U.S. LIBOR + 0.850% 0.9676% 3/25/50 (a)(b)(c)	537,909	540,081
Freddie Mac STACR REMIC Trust floater:
Series 2020-DNA2 Class M1, 1 month U.S. LIBOR + 0.750% 0.8676% 2/25/50 (a)(b)(c)	312,777	312,906
Series 2020-DNA6 Class M1, UNITED STATES 30 DAY AVERAGE S + 0.900% 0.9447% 12/25/50 (a)(b)(c)	360,000	360,549
Series 2020-HQA1 Class M1, 1 month U.S. LIBOR + 0.750% 0.8676% 1/25/50 (a)(b)(c)	56,132	56,146
Series 2020-HQA2 Class M1, 1 month U.S. LIBOR + 1.100% 1.2176% 3/25/50 (a)(b)(c)	516,157	516,819
Series 2020-HQA3 Class M1, 1 month U.S. LIBOR + 1.550% 1.6676% 7/25/50 (a)(b)(c)	81,879	81,935
Series 2020-HQA4 Class M1, 1 month U.S. LIBOR + 1.300% 1.4176% 9/25/50 (a)(b)(c)	517,173	517,474
Series 2020-HQA5 Class M1, UNITED STATES 30 DAY AVERAGE S + 1.100% 1.1447% 11/25/50 (a)(b)(c)	470,621	471,390
Series 2021-HQA1 Class M1, UNITED STATES 30 DAY AVERAGE S + 0.700% 0.7503% 8/25/33 (a)(b)(c)	1,250,000	1,250,000
Freddie Mac STACR Trust floater:
Series 2018-DNA2:
Class M1, 1 month U.S. LIBOR + 0.800% 0.9176% 12/25/30 (a)(b)(c)	232,179	232,224
Class M2A/S, 1 month U.S. LIBOR + 0.950% 1.0676% 12/25/30 (a)(b)(c)	450,000	449,623
Series 2018-HRP2 Class M2, 1 month U.S. LIBOR + 1.250% 1.3676% 2/25/47 (a)(b)(c)	466,141	467,078
Series 2019-HRP1 Class M2, 1 month U.S. LIBOR + 1.400% 1.5176% 2/25/49 (a)(b)(c)	628,406	627,786
Series 2020-DNA3 Class M1, 1 month U.S. LIBOR + 1.500% 1.63% 6/25/50 (a)(b)(c)	74,365	74,365
FWD Securitization Trust sequential payer Series 2020-INV1 Class A1, 2.24% 1/25/50 (a)	1,361,444	1,383,539
Galton Funding Mortgage Trust:
sequential payer:
Series 2019-H1 Class M1, 3.339% 10/25/59 (a)	600,000	610,218
Series 2020-H1 Class M1, 2.832% 1/25/60 (a)	625,000	631,599
Series 2020-H1 Class A1, 2.31% 1/25/60 (a)	1,394,421	1,419,035
GMRF Mortgage Acquisition Co., LLC:
Series 2018-1 Class A33, 3.5% 11/25/57 (a)	291,991	296,611
Series 2019-1 Class A32, 4% 2/25/59 (a)	210,396	210,774
Series 2019-2 Class A42, 3.5% 6/25/59 (a)	333,911	332,852
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 0.6375% 8/25/60 (a)(b)(c)	840,980	841,824
GS Mortgage-Backed Securites Trust Series 2014-EB1A Class 2A1, 2.0685% 7/25/44 (a)(b)	19,978	19,903
Homeward Opportunities Fund I Trust sequential payer:
Series 2019-1:
Class A1, 3.454% 1/25/59 (a)	607,392	624,916
Class A3, 3.606% 1/25/59 (a)	554,975	560,660
Series 2019-3 Class A1, 2.675% 11/25/59 (a)	596,631	606,484
Homeward Opportunities Fund Trust sequential payer Series 2020-2 Class A1, 1.657% 5/25/65 (a)(b)	633,094	637,293
J.P. Morgan Mortgage Trust:
sequential payer Series 2020-LTV1 Class A4, 3.5% 6/25/50 (a)	869,959	890,587
Series 2020-INV1 Class A15, 3.5% 8/25/50 (a)	495,251	513,166
Lanark Master Issuer PLC floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 0.9524% 12/22/69 (a)(b)(c)	846,033	848,026
Metlife Securitization Trust Series 2017-1A Class A, 3% 4/25/55 (a)	309,644	317,842
Mill City Mortgage Loan Trust:
Series 2016-1 Class A1, 2.5% 4/25/57 (a)	51,518	52,097
Series 2017-2 Class A1, 2.75% 7/25/59 (a)	323,429	329,716
New Residential Mortgage Loan Trust sequential payer:
Series 2019-NQM5 Class A1, 2.7099% 11/25/59 (a)	933,798	947,699
Series 2020-NQM1 Class A1, 2.4641% 1/26/60 (a)	542,345	551,283
Series 2021-NQ1R Class A1, 0.9426% 7/25/55 (a)	1,505,000	1,505,000
OBX Trust:
floater Series 2020-EXP1 Class 2A2, 1 month U.S. LIBOR + 0.950% 1.0676% 2/25/60 (a)(b)(c)	717,177	718,281
Series 2020-EXP1 Class 1A8, 3.5% 2/25/60 (a)(b)	733,451	742,550
Series 2020-EXP2:
Class A8, 3% 5/25/60 (a)	1,168,154	1,191,200
Class A9, 3% 5/25/60 (a)	287,373	290,928
Series 2020-INV1 Class A5, 3.5% 12/25/49 (a)	309,957	315,930
Onslow Bay Financial LLC:
floater Series 2019-EXP2 Class 2A2, 1 month U.S. LIBOR + 1.200% 1.3176% 6/25/59 (a)(b)(c)	755,163	759,450
floater sequential payer Series 2019-EXP2 Class 2A1A, 1 month U.S. LIBOR + 0.900% 1.0176% 6/25/59 (a)(b)(c)	351,246	351,678
Permanent Master Issuer PLC floater Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 0.7913% 7/15/58 (a)(b)(c)	896,000	897,059
Sequoia Mortgage Trust:
sequential payer:
Series 2018-CH1 Class A11, 3.5% 2/25/48 (a)	153,924	154,600
Series 2018-CH2 Class A3, 4% 6/25/48 (a)	530,603	541,551
Series 2018-CH2 Class A21, 4% 6/25/48 (a)	236,775	242,276
Series 2018-CH3 Class A19, 4.5% 8/25/48 (a)	123,520	127,038
Series 2018-CH4 Class A2, 4% 10/25/48 (a)	178,338	181,425
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 0.7936% 1/21/70 (a)(b)(c)	3,184,525	3,191,343
Starvest Emerging Markets Cbo sequential payer Series 2019-IMC1 Class A1, 3.468% 2/25/49 (a)	298,464	301,907
Starwood Mortgage Residential Trust:
sequential payer Series 2019-INV1:
Class A1, 2.61% 9/27/49 (a)	115,125	116,550
Class A3, 2.916% 9/27/49 (a)	388,376	396,298
Series 2019-1:
Class A1, 2.941% 6/25/49 (a)	546,976	557,101
Class A3, 3.299% 6/25/49 (a)	555,402	557,015
Series 2020-1 Class A2, 2.408% 2/25/50 (a)	467,069	470,534
Towd Point Mortgage Trust:
Series 2015-4 Class A1B, 2.75% 4/25/55 (a)	42,356	42,395
Series 2015-5 Class A1B, 2.75% 5/25/55 (a)	78,602	79,171
Series 2016-1:
Class A1B, 2.75% 2/25/55 (a)	59,648	60,055
Class A3B, 3% 2/25/55 (a)	125,776	128,193
Series 2016-2 Class A1A, 2.75% 8/25/55 (a)	121,178	122,841
Series 2016-3 Class A1, 2.25% 4/25/56 (a)	23,714	23,867
Series 2017-2 Class A1, 2.75% 4/25/57 (a)(b)	255,383	259,817
Series 2017-3 Class A1, 2.75% 7/25/57 (a)(b)	591,024	602,510
Verus Securitization Trust:
sequential payer:
Series 2019-1 Class A1, 3.836% 2/25/59 (a)	496,049	500,819
Series 2019-2 Class A1, 3.211% 5/25/59 (a)	445,974	449,086
Series 2019-INV3 Class A3, 3.1% 11/25/59 (a)	706,301	724,529
Series 2020-1 Class A3, 2.724% 1/25/60 (a)	669,609	680,566
Series 2020-2 Class A1, 2.226% 5/25/60 (a)	1,778,853	1,798,703
Series 2020-INV1 Class A1, 1.977% 3/25/60 (a)	203,601	205,502
Series 2019-3 Class A3, 3.04% 7/25/59 (a)	1,132,737	1,143,974
Series 2019-4 Class A3, 3% 11/25/59 (a)	352,039	359,541
Series 2019-INV1:
Class A1, 3.402% 12/25/59 (a)(b)	347,706	349,393
Class M1, 4.034% 12/25/59 (a)	195,000	198,778
Series 2019-INV2 Class A2, 3.117% 7/25/59 (a)	854,285	867,586
Series 2020-5 Class A3, 1.733% 5/25/65 (a)	401,769	400,774
Series 2021-1:
Class A2, 1.052% 1/25/66 (a)	550,000	544,606
Class A3, 1.155% 1/25/66 (a)	325,000	321,827
Series 2021-R1 Class A2, 1.057% 10/25/63 (a)	375,150	373,907
Vista Point Securitization Trust sequential payer Series 2020-2 Class A3, 2.496% 4/25/65 (a)	382,029	383,573

TOTAL PRIVATE SPONSOR		53,031,432

U.S. Government Agency - 0.2%
Fannie Mae:
Series 2017-90 Class KA, 3% 11/25/47	746,425	789,506
Series 2018-44 Class PC, 4% 6/25/44	459,867	465,963
Fannie Mae Connecticut Avenue Securities floater:
Series 2017-C02 Class 2ED3, 1 month U.S. LIBOR + 1.350% 1.4676% 9/25/29 (b)(c)	926,387	928,480
Series 2017-C04 Class 2ED2, 1 month U.S. LIBOR + 1.100% 1.2176% 11/25/29 (b)(c)	1,353,952	1,322,828
Series 2017-C05 Class 1ED3, 1 month U.S. LIBOR + 1.200% 1.3176% 1/25/30 (b)(c)	572,108	562,919
Series 2018-C01 Class 1ED2, 1 month U.S. LIBOR + 0.850% 0.9676% 7/25/30 (b)(c)	906,297	890,167
FHLMC Structured Agency Credit Risk Debt Notes floater:
Series 2014-DN3 Class M3, 1 month U.S. LIBOR + 4.000% 4.1176% 8/25/24 (b)(c)	321,712	328,597
Series 2015-DNA3 Class M3, 1 month U.S. LIBOR + 4.700% 4.8176% 4/25/28 (b)(c)	1,301,422	1,353,426
Series 2016-DNA2 Class M3, 1 month U.S. LIBOR + 4.650% 4.7676% 10/25/28 (b)(c)	744,398	776,559
Series 2017-DNA2 Class M1, 1 month U.S. LIBOR + 1.200% 1.3176% 10/25/29 (b)(c)	224,271	224,587
Series 2017-DNA3 Class M1, 1 month U.S. LIBOR + 0.750% 0.8676% 3/25/30 (b)(c)	104,851	104,872
Freddie Mac:
planned amortization class Series 3713 Class PA, 2% 2/15/40	416,839	425,391
Series 4448 Class JA, 4% 11/15/36	6,773	6,778
Freddie Mac STACR Trust floater:
Series 18-HQA2 Class M1, 1 month U.S. LIBOR + 0.750% 0.8676% 10/25/48 (a)(b)(c)	64,207	64,195
Series 2018-DNA3:
Class M1, 1 month U.S. LIBOR + 0.750% 0.8676% 9/25/48 (a)(b)(c)	1,831	1,831
Class M2A/S, 1 month U.S. LIBOR + 0.900% 1.0176% 9/25/48 (a)(b)(c)	600,000	596,134
Freddie Mac Whole Loan Securities Trust:
Series 2016-SC02 Class M1, 3.6073% 10/25/46 (b)	703,270	696,537
Series 2017-SC02 Class M1, 3.8327% 5/25/47 (a)(b)	71,956	71,530

TOTAL U.S. GOVERNMENT AGENCY		9,610,300

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $62,350,048)		62,641,732

Commercial Mortgage Securities - 1.3%
Americold Realty Trust floater Series 2020-ICE5 Class B, 1 month U.S. LIBOR + 1.300% 1.4123% 11/15/37 (a)(b)(c)	1,705,489	1,708,152
Atrium Hotel Portfolio Trust floater Series 2017-ATRM Class A 1 month U.S. LIBOR + 0.930% 1.042% 12/15/36 (a)(b)(c)	1,395,000	1,394,969
Austin Fairmont Hotel Trust floater Series 2019-FAIR Class A, 1 month U.S. LIBOR + 1.050% 1.162% 9/15/32 (a)(b)(c)	615,000	614,808
Banc of America Merrill Lynch Large Loan, Inc. floater Series 2018-DSNY Class A, 1 month U.S. LIBOR + 0.850% 0.962% 9/15/34 (a)(b)(c)	970,000	969,681
BANK Series 2019-BN19 Class A1, 2.263% 8/15/61	415,622	425,903
BX Commercial Mortgage Trust:
floater Series 2020-BXLP:
Class C, 1 month U.S. LIBOR + 1.120% 1.232% 12/15/36 (a)(b)(c)	793,392	793,392
Class D, 1 month U.S. LIBOR + 1.250% 1.362% 12/15/36 (a)(b)(c)	758,463	758,462
floater sequential payer Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.912% 12/15/36 (a)(b)(c)	2,328,281	2,330,033
BX Trust:
floater Series 2019-XL Class B, 1 month U.S. LIBOR + 1.080% 1.192% 10/15/36 (a)(b)(c)	427,184	427,490
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.112% 4/15/34 (a)(b)(c)	2,135,000	2,132,333
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.032% 10/15/36 (a)(b)(c)	5,211,645	5,220,495
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.0623% 11/15/36 (a)(b)(c)	1,033,000	1,033,000
Class D, 1 month U.S. LIBOR + 1.650% 1.7623% 11/15/36 (a)(b)(c)	1,545,000	1,539,191
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 0.9023% 7/15/32 (a)(b)(c)	3,713,554	3,717,070
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.232% 6/15/34 (a)(b)(c)	3,726,918	3,703,886
Citigroup Commercial Mortgage Trust:
sequential payer Series 2012-GC8 Class A/S, 3.683% 9/10/45 (a)	2,157,000	2,230,404
Series 2013-375P Class C, 3.5176% 5/10/35 (a)(b)	560,000	575,182
COMM Mortgage Trust:
sequential payer Series 2013-300P Class A1, 4.353% 8/10/30 (a)	620,000	663,705
Series 2014-CR15 Class B, 4.6908% 2/10/47 (b)	920,000	1,008,029
Series 2014-UBS2 Class B, 4.701% 3/10/47	520,000	565,968
Series 2020-CMB Class D, 3.6327% 2/10/37 (a)(b)	560,000	540,522
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 1.092% 5/15/36 (a)(b)(c)	5,485,000	5,493,752
Class C, 1 month U.S. LIBOR + 1.430% 1.542% 5/15/36 (a)(b)(c)	1,015,000	1,016,273
Class D, 1 month U.S. LIBOR + 1.600% 1.712% 5/15/36 (a)(b)(c)	780,000	784,445
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	455,000	465,557
Series 2020-NET Class D, 3.7042% 8/15/37 (a)(b)	985,000	1,009,304
CSAIL Commercial Mortgage Trust:
sequential payer Series 2015-C3 Class A4, 3.7182% 8/15/48	670,000	736,234
Series 2019-C16 Class A1, 2.3595% 6/15/52	496,897	509,430
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 0.862% 7/15/32 (a)(b)(c)	4,189,000	4,168,742
GCT Commercial Mortgage Trust floater Series 2021-GCT Class A, 1 month U.S. LIBOR + 0.800% 0.912% 2/15/38 (a)(b)(c)	555,000	555,110
Great Wolf Trust floater Series 2019-WOLF:
Class A, 1 month U.S. LIBOR + 1.030% 1.146% 12/15/36 (a)(b)(c)	1,906,000	1,905,446
Class C, 1 month U.S. LIBOR + 1.630% 1.745% 12/15/36 (a)(b)(c)	600,000	594,063
Intown Hotel Portfolio Trust Series 2018-STAY:
Class A, 1 month U.S. LIBOR + 0.950% 1.062% 1/15/33 (a)(b)(c)	245,000	245,294
Class C, 1 month U.S. LIBOR + 1.500% 1.612% 1/15/33 (a)(b)(c)	205,000	203,059
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2020-609M:
Class B, 1 month U.S. LIBOR + 1.770% 1.882% 10/15/33 (a)(b)(c)	995,000	997,775
Class C, 1 month U.S. LIBOR + 2.170% 2.282% 10/15/33 (a)(b)(c)	805,000	807,499
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2018-GW Class A, 1 month U.S. LIBOR + 0.800% 0.912% 5/15/35 (a)(b)(c)	2,440,000	2,440,811
Series 2019-BKWD:
Class A, 1 month U.S. LIBOR + 1.000% 1.112% 9/15/29 (a)(b)(c)	1,911,000	1,914,870
Class B, 1 month U.S. LIBOR + 1.350% 1.462% 9/15/29 (a)(b)(c)	1,830,000	1,828,784
Class C, 1 month U.S. LIBOR + 1.600% 1.712% 9/15/29 (a)(b)(c)	575,000	574,259
sequential payer Series 2014-C20 Class A3A1, 3.4718% 7/15/47	1,713,932	1,719,230
Series 2013-C13 Class A4, 3.9936% 1/15/46 (b)	2,583,966	2,760,733
KKR Industrial Portfolio Trust floater Series 2021-KDIP Class D, 1 month U.S. LIBOR + 1.250% 1.3623% 12/15/37 (a)(b)(c)	265,000	265,000
Merit floater Series 2020-HILL:
Class A, 1 month U.S. LIBOR + 1.150% 1.262% 8/15/37 (a)(b)(c)	576,000	578,343
Class B, 1 month U.S. LIBOR + 1.400% 1.512% 8/15/37 (a)(b)(c)	455,000	456,993
Class C, 1 month U.S. LIBOR + 1.700% 1.812% 8/15/37 (a)(b)(c)	410,000	412,051
Class D, 1 month U.S. LIBOR + 2.350% 2.462% 8/15/37 (a)(b)(c)	550,000	553,442
Morgan Stanley BAML Trust:
Series 2014-C18 Class A/S, 4.11% 10/15/47	370,000	402,365
Series 2016-C30 Class A1, 1.389% 9/15/49	36,192	36,216
Morgan Stanley Capital I Trust:
floater:
Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 0.962% 8/15/33 (a)(b)(c)	5,578,279	5,571,589
Series 2019-NUGS Class D, 1 month U.S. LIBOR + 1.800% 3.3% 12/15/36 (a)(b)(c)	510,000	515,604
sequential payer Series 2014-150E Class A, 3.912% 9/9/32 (a)	1,325,000	1,433,110
Series 2011-C3 Class AJ, 5.2442% 7/15/49 (a)(b)	2,264,000	2,286,058
Series 2019-MEAD Class D, 3.1771% 11/10/36 (a)(b)	1,150,000	1,127,958
New Orleans Hotel Trust floater Series 2019-HNLA Class B, 1 month U.S. LIBOR + 1.289% 1.4007% 4/15/32 (a)(b)(c)	1,585,000	1,553,334
Slide floater Series 2018-FUN Class D, 1 month U.S. LIBOR + 1.850% 1.962% 6/15/31 (a)(b)(c)	775,015	754,535
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.8995% 4/10/46 (a)(b)(c)	3,020,457	3,010,139
Vista Point Securitization Trust sequential payer Series 2020-1 Class A1, 1.763% 3/25/65 (a)	491,511	495,927
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2 Class A2, 3.02% 7/15/58	332,927	340,142
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 0.8283% 6/15/46 (a)(b)(c)	2,846,183	2,846,625
Series 2012-C6 Class B, 4.697% 4/15/45	760,000	780,955
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $86,420,380)		86,503,731

Municipal Securities - 0.1%
Chicago Transit Auth. Series 2020 B:
1.708% 12/1/22	$40,000	$40,713
1.838% 12/1/23	35,000	35,930
2.064% 12/1/24	105,000	108,753
Connecticut Gen. Oblig. Series A:
1.998% 7/1/24	285,000	298,629
2% 7/1/23	115,000	119,497
2.098% 7/1/25	190,000	201,788
Dallas Fort Worth Int'l. Arpt. Rev. Series 2020 C, 1.329% 11/1/25	245,000	246,840
Houston Arpt. Sys. Rev. Series 2020 C:
0.883% 7/1/22	70,000	70,245
1.054% 7/1/23	120,000	120,634
1.272% 7/1/24	400,000	403,724
Illinois Gen. Oblig. Series 2020 A, 2.25% 10/1/22	1,640,000	1,645,822
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2020 C, 0.764% 3/1/23	360,000	361,818
Port Auth. of New York & New Jersey Series AAA, 1.086% 7/1/23	1,405,000	1,427,185
TOTAL MUNICIPAL SECURITIES
(Cost $5,010,529)		5,081,578

Bank Notes - 0.3%
Citibank NA 2.844% 5/20/22 (b)	1,485,000	1,492,973
Discover Bank 3.2% 8/9/21	1,050,000	1,060,582
First Republic Bank 1.912% 2/12/24 (b)	2,031,000	2,086,044
KeyBank NA 2.3% 9/14/22	355,000	366,215
PNC Bank NA 2.95% 1/30/23	695,000	727,476
RBS Citizens NA:
2.55% 5/13/21	1,320,000	1,323,494
3.25% 2/14/22	1,015,000	1,040,907
Synchrony Bank 3.65% 5/24/21	3,082,000	3,096,432
Truist Bank 1.25% 3/9/23	9,650,000	9,822,985
TOTAL BANK NOTES
(Cost $20,704,856)		21,017,108

Certificates of Deposit - 0.1%
Sumitomo Mitsui Banking Corp. yankee 0.27% 5/10/21
(Cost $6,000,000)	6,000,000	6,001,665

Commercial Paper - 0.6%
AT&T, Inc. 0% 12/14/21	2,185,000	2,179,348
Conagra Brands, Inc. 0% 4/3/21	3,355,000	3,352,872
HSBC U.S.A., Inc. yankee:
0.4% 10/5/21	10,000,000	9,978,207
0.4% 2/9/22	10,000,000	9,964,620
Ovintiv Canada, Inc.:
0% 3/16/21	3,375,000	3,374,386
0% 3/26/21	1,320,000	1,319,619
Plains All American Pipeline LP 0% 2/25/31	1,625,000	1,624,959
Svenska Handelsbanken AB 3 month U.S. LIBOR + 0.090% 0.314% 7/20/21 (b)(c)	8,000,000	8,003,705
TOTAL COMMERCIAL PAPER
(Cost $39,785,156)		39,797,716
	Shares	Value

Short-Term Funds - 52.2%
Short-Term Funds - 52.2%
Baird Short-Term Bond Fund - Institutional Class	17,626,716	$174,504,488
Baird Ultra Short Bond Fund Institutional Class	38,638,397	389,475,045
BlackRock Low Duration Bond Portfolio Investor A Shares	28,124,879	274,780,066
Fidelity SAI Short-Term Bond Fund (f)	28,443,709	284,721,522
iShares Short Maturity Bond ETF (g)	4,226,791	212,227,176
iShares Short Treasury Bond ETF (g)	1,120,350	123,821,082
iShares Ultra Short-Term Bond ETF	2,140,810	108,153,721
JPMorgan Ultra-Short Income ETF (g)	4,010,821	203,709,599
Metropolitan West Low Duration Bond Fund - Class M	23,613,895	210,163,669
PIMCO Enhanced Low Duration Active ETF (g)	747,550	76,347,282
PIMCO Enhanced Short Maturity Active ETF	3,163,695	322,791,801
PIMCO Short-Term Fund Institutional Class	85,340,782	839,753,287
Prudential Short-Term Corporate Bond Fund, Inc. Class A	1,801,714	20,449,452
T. Rowe Price Ultra Short-Term Bond Fund	24,647,874	125,457,677
TOTAL SHORT-TERM FUNDS
(Cost $3,330,459,984)		3,366,355,867

Money Market Funds - 15.7%
Fidelity Cash Central Fund 0.07% (h)	154,174,309	154,205,144
Fidelity Investments Money Market Government Portfolio Institutional Class 0.01% (f)(i)	748,577,225	748,577,225
Fidelity Securities Lending Cash Central Fund 0.08% (h)(j)	99,787,010	99,796,989
State Street Institutional U.S. Government Money Market Fund Premier Class .03% (i)	8,517,379	8,517,379
TOTAL MONEY MARKET FUNDS
(Cost $1,011,091,763)		1,011,096,737
TOTAL INVESTMENT IN SECURITIES - 102.2%
(Cost $6,540,049,527)		6,594,849,063
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(141,208,749)
NET ASSETS - 100%		$6,453,640,314

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	426	June 2021	$94,046,156	$(80,480)	$(80,480)
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	113	June 2021	14,997,219	184,476	184,476
CBOT 5-Year U.S. Treasury Note Contracts (United States)	138	June 2021	17,107,688	138,882	138,882
TOTAL FUTURES CONTRACTS					$242,878

The notional amount of futures purchased as a percentage of Net Assets is 1.5%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $647,602,703 or 10.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $240,655.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Affiliated Fund

 (g) Security or a portion of the security is on loan at period end.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) The rate quoted is the annualized seven-day yield of the fund at period end.

 (j) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$109,372
Fidelity Securities Lending Cash Central Fund	159,268
Total	$268,640

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Conservative Income Bond Fund Institutional Class	$38,648,696	$49,957	$38,814,164	$53,671	$127,290	$(11,779)	$--
Fidelity Floating Rate High Income Fund	58,035,797	283,180	58,957,982	283,495	(3,777,578)	4,416,583	--
Fidelity Investments Money Market Government Portfolio Institutional Class 0.01%	82,618,947	3,300,865,053	2,634,906,775	87,464	--	--	748,577,225
Fidelity SAI Short-Term Bond Fund	--	309,278,594	25,000,000	601,869	25,000	417,928	284,721,522
Fidelity Short-Term Bond Fund	419,380,785	2,691,803	424,000,435	2,967,952	15,690,781	(13,762,934)	--
Total	$598,684,225	$3,613,168,587	$3,181,679,356	$3,994,451	$12,065,493	$(8,940,202)	$1,033,298,747

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, U.S. government and government agency obligations, commercial paper and certificates of deposit are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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